Goldman Sachs Trust
Financial Square Funds

^	Prime Obligations Fund

^	Money Market Fund

^	Treasury Obligations Fund

^	Treasury Instruments Fund

^	Government Fund

^	Federal Fund

^	Tax-Free Money Market Fund

SEMIANNUAL REPORT

June 30, 2001

Goldman Sachs Trust
Financial Square Funds

Taxable Funds

Financial Square Prime Obligations Fund. The Fund invests in securities of the U.S. Government, its agencies, authorities, and instrumentalities, obligations of U.S. banks, commercial paper and other high quality, short-term obligations of U.S. companies, states, municipalities and other entities and repurchase agreements.

Financial Square Money Market Fund. The Fund invests in securities of the U.S. Government, its agencies, authorities, and instrumentalities, U.S. dollar denominated obligations of U.S. banks and foreign banks, U.S. dollar denominated commercial paper and other high-quality, short-term obligations of states, municipalities and other entities, U.S. and foreign companies, and of foreign governments, and repurchase agreements.

Financial Square Treasury Obligations Fund. Rated “AAA” by Standard & Poor’s Rating Group and “Aaa” by Moody’s Investors Services, Inc., the Fund invests in securities issued by the U.S. Treasury which are backed by the full faith and credit of the U.S. Government, and repurchase agreements collateralized by such securities.

Financial Square Treasury Instruments Fund. The Fund invests in securities issued by the U.S. Treasury, the interest income from which is generally exempt from state income taxation.

Financial Square Government Fund. The Fund invests in securities of the U.S. Government, its agencies, authorities and instrumentalities, and repurchase agreements collateralized by such securities.

Financial Square Federal Fund. The Fund invests in securities of the U.S. Government and certain of its agencies, authorities and instrumentalities, the interest income from which is generally exempt from state income taxation.

Tax-Exempt Fund

Financial Square Tax-Free Money Market Fund. The Fund invests in securities issued by or on behalf of states, territories and possessions of the United States, its political subdivisions, agencies, authorities, and instrumentalities, and the District of Columbia, the interest from which is exempt from federal income tax.

Statement of Investments

Financial Square Prime Obligations Fund
June 30, 2001
(Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Commercial Paper and Corporate Obligations—39.2%
Asset Backed
Asset Portfolio Funding Corp.
$ 101,952,000	3.65%	09/20/2001	$ 101,114,719
Blue Ridge Asset Funding
75,000,000	3.88	07/05/2001	74,967,667
250,000,000	3.88	07/06/2001	249,865,278
55,424,000	3.77	07/09/2001	55,377,567
75,000,000	3.84	07/09/2001	74,936,000
27,560,000	3.83	08/31/2001	27,381,143
Centric Capital Corp.
40,359,000	3.86	07/05/2001	40,341,690
50,000,000	5.19	07/23/2001	49,841,417
Citibank Credit Card Issuance Trust
100,000,000	4.02	07/06/2001	99,944,167
100,000,000	3.72	07/18/2001	99,824,333
100,000,000	3.80	07/19/2001	99,810,000
100,000,000	3.80	07/20/2001	99,799,444
Corporate Receivables Corp.
100,000,000	4.66	07/02/2001	99,987,056
125,000,000	4.61	07/06/2001	124,919,965
100,000,000	4.20	07/12/2001	99,871,667
100,000,000	4.18	07/17/2001	99,814,222
100,000,000	4.22	07/20/2001	99,777,278
100,000,000	4.60	07/27/2001	99,667,778
75,000,000	3.95	08/03/2001	74,728,437
100,000,000	4.15	08/10/2001	99,538,889
CXC, Inc.
100,000,000	4.70	07/02/2001	99,986,944
88,000,000	4.67	07/10/2001	87,897,260
100,000,000	4.67	07/11/2001	99,870,278
Delaware Funding Corp.
85,718,000	3.84	07/09/2001	85,644,854
44,699,000	3.90	07/12/2001	44,645,734
60,694,000	3.85	07/20/2001	60,570,673
142,542,000	3.65	09/20/2001	141,371,374
Eagle Funding Capital Corp.
30,847,000	4.06	07/10/2001	30,815,690
50,197,000	3.97	07/12/2001	50,136,108
25,084,000	4.02	07/12/2001	25,053,188
19,785,000	4.06	07/12/2001	19,760,456
50,517,000	3.98	08/06/2001	50,315,942
24,154,000	3.98	08/07/2001	24,055,197
126,283,000	3.96	08/09/2001	125,741,246
66,496,000	3.82	09/10/2001	65,995,027
Edison Asset Securitization Corp.
250,000,000	4.12	07/02/2001	249,971,389
300,000,000	3.85	07/06/2001	299,839,584
100,000,000	3.99	07/06/2001	99,944,583
200,000,000	3.82	08/28/2001	198,769,111
Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Commercial Paper and Corporate Obligations (continued)
Asset Backed (continued)
Edison Asset Securitization Corp. (continued)
$ 300,000,000	3.85%	08/30/2001	$ 298,075,000
Enterprise Funding Corp.
75,789,000	3.85	07/25/2001	75,594,475
Falcon Asset Securitization Corp.
32,760,000	4.68	07/09/2001	32,725,930
25,245,000	4.20	07/19/2001	25,191,985
91,550,000	3.81	07/20/2001	91,365,908
49,845,000	3.70	07/25/2001	49,722,049
25,000,000	4.16	08/02/2001	24,907,667
Forrestal Funding
150,896,000	3.98	07/10/2001	150,745,858
150,000,000	4.23	07/13/2001	149,788,500
100,000,000	3.77	08/03/2001	99,654,417
Intrepid Funding Notes
30,335,000	4.62	07/06/2001	30,315,535
44,823,000	4.69	07/06/2001	44,793,803
30,289,000	4.18	07/17/2001	30,232,730
30,297,000	4.24	07/18/2001	30,236,338
40,368,000	3.98	08/03/2001	40,220,724
45,497,000	3.91	08/24/2001	45,230,160
70,660,000	3.81	09/06/2001	70,158,962
70,555,000	3.60	09/07/2001	70,075,226
27,277,000	3.83	09/07/2001	27,079,666
Jupiter Securitization Corp.
50,000,000	4.71	07/05/2001	49,973,833
80,000,000	3.95	07/11/2001	79,912,222
64,721,000	3.72	07/12/2001	64,647,434
34,747,000	4.70	07/18/2001	34,669,881
140,000,000	3.72	07/26/2001	139,638,334
49,800,000	4.24	07/30/2001	49,629,905
35,728,000	4.24	07/31/2001	35,601,761
30,316,000	4.00	08/08/2001	30,187,999
30,307,000	3.93	08/13/2001	30,164,734
41,398,000	3.88	08/31/2001	41,125,831
Preferred Receivables Funding
170,000,000	3.98	07/02/2001	169,981,206
72,500,000	3.88	08/27/2001	72,054,608
Receivables Capital Corp.
142,145,000	3.95	07/13/2001	141,957,843
90,565,000	3.97	07/13/2001	90,445,152
90,958,000	4.16	08/01/2001	90,632,168
Stellar Funding Group, Inc.
26,268,000	4.00	08/20/2001	26,122,067
Sweetwater Capital Corp.
31,565,000	4.68	07/17/2001	31,499,345
31,622,000	4.23	07/30/2001	31,514,248
15,842,000	3.97	08/21/2001	15,752,902
31,022,000	3.90	08/31/2001	30,816,996

The accompanying notes are an integral part of these financial statements.

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Commercial Paper and Corporate Obligations (continued)
Three Pillars Funding Corp.
$40,000,000	4.22%	07/26/2001	$ 39,882,778
Triple-A One Funding
50,000,000	4.67	07/13/2001	49,922,167
WCP Funding Corp.
75,000,000	4.60	07/16/2001	74,856,250
75,000,000	4.66	07/19/2001	74,825,250
30,000,000	4.15	08/06/2001	29,875,500
75,000,000	3.83	08/24/2001	74,569,125
Financial Services
General Electric Capital International Funding
100,000,000	4.67	07/03/2001	99,974,056
150,000,000	4.68	07/09/2001	149,844,000
70,000,000	3.83	08/10/2001	69,702,111
General Electric Capital Services, Inc.
250,000,000	3.74	07/09/2001	249,792,222
100,000,000	4.22	07/30/2001	99,660,056
National Rural Utilities Corp.
90,000,000	6.00	08/24/2001	89,190,000
Insurance Carriers
General Electric Financial Assurances Holdings
200,000,000	3.61	09/19/2001	198,395,556
Prudential Funding Corp.
200,000,000	4.70	07/05/2001	199,895,555
Security and Commodity Brokers, Dealers and Services
Morgan Stanley Dean Witter & Co.
200,000,000	4.65	07/18/2001	199,560,833
200,000,000	4.16	08/06/2001	199,168,000
The Bear Stearns Cos., Inc.
750,000,000	4.14	07/02/2001	749,913,750

Total Commercial Paper andCorporate Obligations			$ 9,023,363,966

Bank and Medium-Term Notes—5.3%
Bank of America, N.A.
$ 200,000,000	3.96%	11/05/2001	$ 200,000,000
250,000,000	3.98	11/07/2001	250,000,000
BankOne, N.A.
50,000,000	5.24	07/30/2001	50,000,000
Citigroup, Inc.
50,000,000	7.45	06/06/2002	51,640,698
Firstar Bank, N.A.
150,000,000	4.20	05/24/2002	150,000,000
General Electric Capital Corp.
235,750,000	7.00	03/01/2002	238,653,319

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Bank and Medium-Term Notes (continued)
Merrill Lynch & Co., Inc.
$ 67,750,000	5.71%	01/15/2002	$ 67,889,894
Pharmacia Corp.
66,545,000	5.38	12/03/2001	66,218,102
U.S. Bank, N.A.
145,000,000	6.57	11/23/2001	144,983,584

Total Bank and Medium-Term Notes			$ 1,219,385,597

Certificates of Deposit—4.2%
Bank of America, N.A.
$ 100,000,000	5.90%	07/05/2001	$ 100,000,000
Citibank, N.A.
150,000,000	3.99	08/15/2001	150,000,000
200,000,000	3.83	09/07/2001	200,000,000
Firstar Bank, N.A.
75,000,000	4.16	05/31/2002	74,993,325
J.P. Morgan Chase & Co.
300,000,000	3.80	09/10/2001	300,000,000
Marshall & Ilsley Bank
50,000,000	3.97	08/08/2001	50,000,000
National City Bank
95,000,000	5.31	01/14/2002	94,989,801

Total Certificates of Deposit			$ 969,983,126

Certificates of Deposit-Eurodollar—1.2%
Citibank, N.A.
$ 200,000,000	5.43%	07/10/2001	$ 199,996,550
75,000,000	5.39	01/18/2002	75,000,000

Total Certificates of Deposit-Eurodollar			$ 274,996,550

Time Deposits—6.0%
Chase Manhattan Bank, N.A.
$ 300,000,000	3.75%	07/05/2001	$ 300,000,000
Keybank, N.A.
150,000,000	4.00	07/02/2001	150,000,000
Regions Bank
750,000,000	4.15	07/02/2001	750,000,000
Wachovia Bank, N.A.
175,000,000	4.00	07/02/2001	175,000,000

Total Time Deposits			$ 1,375,000,000

U.S. Government Agency Obligations—12.0%
Federal Home Loan Bank
$ 44,050,000	5.11%	07/11/2001	$ 43,987,474
100,835,000	5.11	07/13/2001	100,663,244
46,986,000	5.11	07/18/2001	46,872,620
190,000,000	5.13	01/11/2002	190,077,759

The accompanying notes are an integral part of these financial statements.

Statement of Investments

Financial Square Prime Obligations Fund    (continued)
June 30, 2001
(Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

U.S. Government Agency Obligations (continued)
$ 100,000,000	5.12%	01/16/2002	$ 99,956,384
100,000,000	6.75	02/01/2002	100,858,415
95,000,000	5.05	02/05/2002	95,012,069
85,200,000	6.75	05/01/2002	87,124,973
88,125,000	6.88	07/18/2002	90,889,680
Federal Home Loan Mortgage Corp.
200,000,000	4.61	07/12/2001	199,718,278
200,000,000	3.70	12/06/2001	196,752,222
85,000,000	4.55	02/28/2002	82,400,181
173,600,000	3.99	05/23/2002	167,335,403
185,000,000	3.61	06/20/2002	178,432,808
60,000,000	3.62	06/20/2002	57,867,150
Federal National Mortgage Association
100,000,000	5.65	07/05/2001	99,937,222
110,000,000	6.50	11/14/2001	110,006,804
150,000,000	3.79	11/29/2001	147,618,604
270,000,000	4.57	02/13/2002	262,228,087
15,000,000	4.54	02/22/2002	14,553,567
60,000,000	3.95	05/17/2002	57,893,333
36,148,000	3.61	05/31/2002	34,937,303
Student Loan Marketing Association
110,000,000	3.61	06/14/2002	106,161,367
195,000,000	3.95	07/01/2002	194,934,414

Total U.S. Government Agency Obligations			$ 2,766,219,361

Variable Rate Obligations # -14.4%

American Express Centurion Bank
$ 100,000,000	3.98%	07/10/2001	$ 100,000,000
100,000,000	3.96	07/16/2001	100,000,000
100,000,000	3.78	07/24/2001	100,000,000
40,000,000	3.77	07/25/2001	40,000,000
160,000,000	3.79	07/25/2001	160,015,139
Associates Corp. of North America
50,000,000	3.71	10/01/2001	50,000,000
Bank of America, N.A.
50,000,000	4.08	07/06/2001	50,007,126
BankOne, N.A.
100,000,000	4.10	07/02/2001	100,009,022
BellSouth Telecommunications, Inc.
200,000,000	3.97	09/04/2001	200,000,000
Cargill, Inc.
50,000,000	4.90	07/09/2001	50,051,881
Citigroup, Inc.
50,000,000	3.96	07/12/2001	50,000,000
Comerica Bank Detroit
150,000,000	3.85	07/20/2001	149,994,293
Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Variable Rate Obligations (continued)
First Union National Bank
$100,000,000	4.74%	07/16/2001	$ 100,000,000
Fleet National Bank
100,000,000	4.02	07/16/2001	100,029,817
200,000,000	4.43	07/30/2001	200,318,889
J.P. Morgan Chase & Co.
50,000,000	4.90	07/09/2001	50,100,574
40,000,000	4.53	07/23/2001	40,053,991
50,000,000	4.58	07/25/2001	50,092,512
Jackson National Life Global Funding
100,000,000	3.86	07/23/2001	100,000,000
Keybank, N.A.
100,000,000	4.30	07/27/2001	99,997,917
Merrill Lynch & Co., Inc.
50,000,000	3.96	07/02/2001	50,000,000
100,000,000	3.97	07/02/2001	100,000,000
50,000,000	4.00	07/05/2001	49,999,781
75,000,000	3.99	07/16/2001	74,999,971
55,000,000	3.94	09/25/2001	55,111,275
Monumental Life Insurance
55,000,000	4.23	07/02/2001	55,000,000
National City Bank
15,000,000	4.83	07/05/2001	15,000,007
175,000,000	3.82	07/23/2001	174,993,294
National Rural Utilities Corp.
60,000,000	4.80	07/20/2001	60,000,000
New York Life Insurance Co.
50,000,000	4.05	08/28/2001	50,000,000
25,000,000	3.74	09/21/2001	25,000,000
Pacific Mutual Life Insurance Co.
50,000,000	4.09	07/02/2001	50,000,000
SBC Communications, Inc.
175,000,000	3.87	09/14/2001	175,000,000
SMM Trust
50,000,000	3.91	09/13/2001	50,000,000
SunAmerica Life Insurance Co.
100,000,000	4.35	07/31/2001	100,000,000
U.S. Bank, N.A.
59,500,000	4.17	07/08/2001	59,584,538
39,500,000	4.00	09/17/2001	39,513,647
Wells Fargo & Co.
225,000,000	3.89	07/16/2001	224,998,106

Total Variable Rate Obligations			$ 3,299,871,780

Total Investments before Repurchase Agreements			$18,928,820,380

The accompanying notes are an integral part of these financial statements.

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Repurchase Agreements^*—17.8%
Goldman, Sachs & Co.
$1,000,000,000	4.10%	07/02/2001	$ 1,000,000,000
Maturity Value: $1,000,341,667
Joint Repurchase Agreement Account I
239,800,000	3.98	07/02/2001	239,800,000
Joint Repurchase Agreement Account II
2,825,000,000	4.11	07/02/2001	2,825,000,000
Lehman Brothers Holdings
32,700,000	3.95	07/02/2001	32,700,000
Maturity Value: $32,710,764

Total Repurchase Agreements			$ 4,097,500,000

Total Investments			$23,026,320,380

#	Variable rate security index is based on either Federal Funds, LIBOR, or Prime lending rate.
^	At June 30, 2001, these agreements were fully collateralized by U.S. Treasury or Federal Agency obligations.
*	Unless noted, all repurchase agreements were entered into on June 29, 2001.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

The accompanying notes are an integral part of these financial statements.

Statement of Investments

Financial Square Money Market Fund
June 30, 2001
(Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Commercial Paper and Corporate Obligations—39.1%
Asset Backed
Amstel Funding Corp.
$ 57,767,000	4.70%	07/02/2001	$ 57,759,458
100,000,000	3.78	09/11/2001	99,244,000
70,000,000	3.60	09/21/2001	69,426,000
Asset Portfolio Funding Corp.
84,428,000	4.68	07/12/2001	84,307,268
Asset Securitization Corp.
75,000,000	3.93	07/20/2001	74,844,437
Atlantis One Funding Corp.
88,952,000	4.21	07/13/2001	88,827,171
50,549,000	4.24	07/26/2001	50,400,161
101,096,000	4.20	07/27/2001	100,789,342
70,000,000	3.89	08/23/2001	69,599,114
101,139,000	3.95	08/24/2001	100,539,751
42,000,000	3.59	09/24/2001	41,643,992
50,856,000	3.59	09/25/2001	50,419,854
50,000,000	3.64	09/25/2001	49,565,222
Bavaria TRR Corp.
75,000,000	3.87	07/10/2001	74,927,437
Centric Capital Corp.
15,000,000	4.61	07/09/2001	14,984,633
Corporate Receivables Corp.
100,000,000	4.60	07/10/2001	99,885,000
CXC, Inc.
50,000,000	4.63	07/02/2001	49,993,570
50,000,000	4.63	07/13/2001	49,922,833
Delaware Funding Corp.
50,900,000	3.95	07/10/2001	50,849,736
Eagle Funding Capital Corp.
49,728,000	3.91	07/31/2001	49,565,970
Edison Asset Securitization Corp.
100,000,000	4.12	07/02/2001	99,988,556
100,000,000	3.99	07/06/2001	99,944,583
150,000,000	3.85	08/29/2001	149,053,542
Fidex PLC
100,000,000	4.00	08/20/2001	99,444,444
Grand Funding Corp.
45,000,000	4.00	07/06/2001	44,975,000
50,000,000	4.61	07/09/2001	49,948,778
50,000,000	3.75	07/10/2001	49,953,125
Jupiter Securitization Corp.
91,630,000	4.00	07/06/2001	91,579,094
100,000,000	3.95	07/11/2001	99,890,278
36,358,000	4.00	08/13/2001	36,184,290
Liberty Street Funding Corp.
50,000,000	3.96	07/11/2001	49,945,000
50,161,000	3.80	07/20/2001	50,060,399

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Commercial Paper and Corporate Obligations (continued)
Asset Backed (continued)
Liberty Street Funding Corp. (continued)
$ 100,000,000	3.71%	07/30/2001	$ 99,701,139
Old Line Funding Corp.
79,182,000	3.97	07/05/2001	79,147,072
Preferred Receivables Funding
48,100,000	3.71	07/30/2001	47,956,248
Sheffield Receivables Corp.
200,000,000	3.80	07/20/2001	199,598,889
Stellar Funding Group, Inc.
180,028,000	3.85	07/30/2001	179,469,663
16,516,000	3.86	09/04/2001	16,400,893
Three Pillars Funding Corp.
30,288,000	3.67	09/18/2001	30,044,072
Tulip Funding Corp.
19,000,000	3.92	08/23/2001	18,890,349
Windmill Funding Corp.
25,000,000	4.64	07/11/2001	24,967,778
Commercial Banks
Allied Irish Banks PLC
75,200,000	3.96	08/20/2001	74,786,400
Bank of Nova Scotia
25,000,000	4.21	07/31/2001	24,912,396
100,000,000	3.97	08/13/2001	99,525,805
Banque Et Caisse D’Epargne et de Credit
100,000,000	4.60	07/10/2001	99,885,000
50,000,000	4.20	07/30/2001	49,830,833
BCI Funding Corp.
100,000,000	3.81	09/06/2001	99,290,917
Commerzbank, New York
150,000,000	4.64	07/11/2001	149,806,667
Dexia Delaware
100,000,000	4.20	07/26/2001	99,708,333
50,000,000	3.96	08/08/2001	49,791,000
Fortis Funding LLC
50,000,000	4.64	07/12/2001	49,929,111
25,000,000	3.81	08/30/2001	24,841,250
Landesbank Schleswig-Holstein Girozentrale
30,000,000	4.62	07/05/2001	29,984,600
50,000,000	3.84	08/29/2001	49,685,333
100,000,000	6.22	10/24/2001	98,013,055
30,000,000	6.19	11/16/2001	29,288,150
70,000,000	6.17	11/27/2001	68,212,414
75,000,000	3.70	12/11/2001	73,743,542
20,000,000	5.00	01/03/2002	19,483,333
50,000,000	4.97	01/18/2002	48,612,542
55,000,000	4.08	05/07/2002	53,067,667
Nordbanken North America, Inc.
40,000,000	5.35	07/16/2001	39,910,833

The accompanying notes are an integral part of these financial statements.

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Commercial Paper and Corporate Obligations (continued)
Rose One Plus
$ 25,441,000	4.21%	07/30/2001	$ 25,354,720
25,441,000	4.22	07/30/2001	25,354,515
Unicredit Delaware
60,000,000	3.96	08/13/2001	59,716,200
Communications
Telstra Corp., Ltd.
30,000,000	4.65	07/13/2001	29,953,500
30,000,000	3.80	10/05/2001	29,696,000
Financial Services
General Electric Capital International Funding
80,000,000	3.83	08/09/2001	79,668,067
50,000,000	3.98	08/10/2001	49,778,889
Mortgage Banks
AB Spintab
95,000,000	3.83	09/05/2001	94,332,942

Total Commercial Paper and Corporate Obligations			$ 4,670,802,155

Certificates of Deposit—0.8%
J.P. Morgan Chase & Co.
$ 100,000,000	4.65%	07/12/2001	$ 100,000,000

Total Certificates of Deposit			$ 100,000,000

Certificates of Deposit-Eurodollar—9.6%
Alliance & Leicester PLC
$ 35,000,000	4.20%	05/30/2002	$ 35,001,553
Banca Commerciale Italiana S.p.A.
200,000,000	4.79	07/05/2001	200,005,626
Bank of Austria
45,000,000	5.54	07/19/2001	45,004,735
Bank of Scotland
48,000,000	3.92	11/30/2001	48,013,174
Barclays Bank PLC
50,000,000	5.16	12/10/2001	50,002,156
130,000,000	3.76	12/18/2001	130,062,837
50,000,000	5.13	02/13/2002	50,002,997
Bayerische Hypo-Vereins
65,000,000	6.60	11/23/2001	65,002,454

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Certificates of Deposit-Eurodollar (continued)
Commonwealth Bank of Australia
$ 50,000,000	4.25%	05/24/2002	$ 50,021,567
Credit Agricole Indosuez, Euro
26,000,000	5.51	07/19/2001	26,002,356
85,000,000	6.75	10/10/2001	85,084,563
ING Bank N.V.
65,000,000	5.41	01/22/2002	65,000,000
Landesbank Baden Wuerttemberg
60,000,000	5.51	07/16/2001	60,004,209
Landesbank Hessen Thuringen
43,000,000	4.12	05/09/2002	42,951,224
Norddeutsche Landesbank Girozentrale
75,000,000	3.78	12/14/2001	75,003,393
Svenska Handelsbanken, Inc.
50,000,000	4.07	06/12/2002	50,018,259
Westdeutsche Landesbank Girozentrale
70,000,000	4.03	06/13/2002	70,000,000

Total Certificates of Deposit-Eurodollar			$ 1,147,181,103

Certificates of Deposit-Yankeedollar—12.9%
Bank of Nova Scotia
$ 100,000,000	4.01%	08/13/2001	$ 100,000,000
Bayerische Landesbank, New York
40,000,000	5.05	02/26/2002	40,050,168
C.S. First Boston, New York
50,000,000	4.00	08/07/2001	50,001,991
Canadian Imperial Bank of Commerce
50,000,000	4.06	07/12/2002	50,076,358
Commerzbank, New York
50,000,000	3.95	08/21/2001	50,001,102
100,000,000	4.18	10/30/2001	100,003,291
Deutsche Bank, New York
45,000,000	6.98	07/16/2001	45,025,896
75,000,000	3.84	12/03/2001	75,000,000
Landesbank Baden Wuerttemberg
50,000,000	4.68	07/17/2001	50,000,220
40,000,000	3.85	09/04/2001	40,000,715
75,000,000	5.27	01/09/2002	75,026,312

The accompanying notes are an integral part of these financial statements.

Statment of Investments

Financial Square Money Market Fund    (continued)
June 30, 2001
(Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Certificates of Deposit-Yankeedollar (continued)
Landesbank Hessen Thuringen
$ 80,000,000	5.56%	01/07/2002	$ 80,003,996
87,500,000	5.45	01/08/2002	87,522,007
National Westminster Bank PLC
100,000,000	4.20	11/01/2001	100,006,690
Royal Bank of Scotland PLC
50,000,000	3.87	07/29/2002	49,984,297
Svenska Handelsbanken
33,700,000	5.32	01/22/2002	33,700,000
100,000,000	5.05	02/04/2002	99,968,306
The Toronto-Dominion Bank
35,000,000	3.86	06/21/2002	35,003,322
UBS AG, Stamford
200,000,000	4.68	07/11/2001	200,000,549
125,000,000	3.99	08/10/2001	125,004,065
50,000,000	3.83	06/25/2002	49,990,403

Total Certificates of Deposit-Yankeedollar			$ 1,536,369,688

Time Deposits—7.5%
Barclays Bank PLC
$ 400,000,000	4.15%	07/02/2001	$ 400,000,000
C.S. First Boston, New York
100,000,000	3.75	07/05/2001	100,000,000
National Australia Bank Ltd.
400,000,000	4.15	07/02/2001	400,000,000

Total Time Deposits			$ 900,000,000

U.S. Government Agency Obligations—0.6%
Federal National Mortgage Association
$ 40,000,000	4.57%	02/13/2002	$ 38,848,605
30,000,000	3.95	05/17/2002	28,946,667

Total U.S. Government Agency Obligations			$ 67,795,272

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Variable Rate Obligations#—10.6%
Abbey National Treasury Services
$ 85,000,000	3.72%	07/25/2001	$ 84,986,493
Bank of America N.A.
25,000,000	4.18	08/16/2001	25,022,064
C.S. First Boston, Inc.
100,000,000	3.97	07/02/2001	100,000,000
100,000,000	3.87	07/20/2001	99,998,638
150,000,000	4.00	07/02/2001	150,000,000
Canadian Imperial Bank of Commerce
100,000,000	3.93	07/02/2001	99,977,397
Citigroup, Inc.
100,000,000	3.96	07/12/2001	100,000,000
Commerzbank, New York
50,000,000	3.95	07/02/2001	49,988,699
J.P. Morgan Chase & Co.
15,000,000	3.98	09/17/2001	15,015,780
Merrill Lynch & Co., Inc.
50,000,000	3.97	07/02/2001	50,000,000
25,000,000	4.00	07/13/2001	24,999,991
25,000,000	3.99	07/16/2001	24,999,990
Morgan Stanley Dean Witter & Co.
150,000,000	3.98	07/02/2001	150,000,000
New York Life Insurance Co.
40,000,000	4.05	08/28/2001	40,000,000
25,000,000	3.74	09/21/2001	25,000,000
SBC Communications, Inc.
100,000,000	3.87	09/14/2001	100,000,000
SunAmerica Life Insurance Co.
50,000,000	4.11	07/02/2001	50,000,000
Wells Fargo & Co.
75,000,000	3.89	07/16/2001	74,999,369

Total Variable Rate Obligations			$1,264,988,421

Total Investments before Repurchase Agreements			$9,687,136,639

The accompanying notes are an integral part of these financial statements.

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Repurchase Agreements^*—18.9%
Goldman, Sachs & Co.
$ 300,000,000	4.10%	07/02/2001	$ 300,000,000
Maturity Value: $300,102,500
Joint Repurchase Agreement Account I
178,000,000	3.98	07/02/2001	178,000,000
Joint Repurchase Agreement Account II
1,725,000,000	4.11	07/02/2001	1,725,000,000
Lehman Brothers Holdings, Inc.
50,000,000	3.95	07/02/2001	50,000,000
Maturity Value: $50,016,458
UBS Warburg LLC
10,100,000	3.92	07/02/2001	10,100,000
Maturity Value: $10,103,299

Total Repurchase Agreements			$ 2,263,100,000

Total Investments			$11,950,236,639

#	Variable rate security index is based on either Federal Funds LIBOR, or Prime lending rate.
^	At June 30, 2001, these agreements were fully collateralized by U.S. Treasury or Federal Agency obligations.
*	Unless noted, all repurchase agreements were entered into on June 29, 2001.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

The accompanying notes are an integral part of these financial statements.

Statement of Investments

Financial Square Treasury Obligations Fund
June 30, 2001
(Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

U.S. Treasury Obligations—8.2%
United States Treasury Notes
$ 95,000,000	6.38%	01/31/2002	$ 95,960,693
175,000,000	6.50	02/28/2002	177,792,159
135,000,000	6.63	05/31/2002	138,404,711

Total U.S. Treasury Obligations			$ 412,157,563

Total Investments before Repurchase Agreements			$ 412,157,563

Repurchase Agreements^*—91.8%
ABN/AMRO, Inc.
$ 235,000,000	3.95%	07/02/2001	$ 235,000,000
Maturity Value: $235,077,354
Bear Stearns Cos., Inc.
235,000,000	3.50	07/02/2001	235,000,000
Maturity Value: $235,068,542
C.S. First Boston Corp.
225,000,000	4.45	07/09/2001	225,000,000
Maturity Value: $227,503,125
Dated: 04/10/01
Deutsche Bank
215,000,000	3.81	08/06/2001	215,000,000
Maturity Value: $217,047,875
Dated: 05/08/01
Goldman, Sachs & Co.
230,000,000	3.93	07/02/2001	230,000,000
Maturity Value: $230,075,325
Greenwich Capital
235,000,000	3.95	07/02/2001	235,000,000
Maturity Value: $235,077,354
J.P. Morgan Chase & Co.
235,000,000	3.93	07/02/2001	235,000,000
Maturity Value: $235,076,963
Joint Repurchase Agreement Account I
1,977,800,000	3.98	07/02/2001	1,977,800,000
Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Repurchase Agreements (continued)
Lehman Brothers Holdings, Inc.
$ 45,000,000	3.95%	07/02/2001	$ 45,000,000
Maturity Value: $45,014,813
200,000,000	3.45	07/05/2001	200,000,000
Maturity Value: $200,134,167
Dated: 06/28/01
Merrill Lynch & Co., Inc.
220,000,000	3.60	07/02/2001	220,000,000
Maturity Value: $220,066,000
Morgan Stanley Dean Witter & Co.
35,000,000	3.95	07/02/2001	35,000,000
Maturity Value: $35,011,521
200,000,000	4.53	07/16/2001	200,000,000
Maturity Value: $202,290,167
Dated: 04/16/01
Societe Generale
150,000,000	3.95	07/02/2001	150,000,000
Maturity Value: $150,049,375
UBS Warburg LLC
163,500,000	3.92	07/02/2001	163,500,000
Maturity Value: $163,553,410

Total Repurchase Agreements			$4,601,300,000

Total Investments			$5,013,457,563

^	At June 30, 2001, these agreements were fully collateralized by U.S. Treasury obligations.
*	Unless noted, all repurchase agreements were entered into on June 29, 2001.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

The accompanying notes are an integral part of these financial statements.

Statement of Investments

Financial Square Treasury Instruments Fund
June 30, 2001
(Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

U.S. Treasury Obligations—100.3%
United States Treasury Bills
$ 9,800,000	3.29%	07/05/2001	$ 9,796,423
9,000,000	3.46	07/05/2001	8,996,540
23,800,000	3.60	07/05/2001	23,790,480
7,700,000	3.43	07/12/2001	7,691,929
68,000,000	3.50	07/12/2001	67,927,278
100,000,000	3.59	07/26/2001	99,750,695
10,000,000	3.46	08/09/2001	9,962,517
57,000,000	3.48	08/09/2001	56,785,110
12,000,000	3.53	08/09/2001	11,954,175
30,000,000	3.59	08/09/2001	29,883,487
5,500,000	3.61	08/09/2001	5,478,490
25,000,000	3.64	08/09/2001	24,901,552
115,000,000	3.65	08/09/2001	114,545,894
200,000,000	3.40	08/16/2001	199,132,389
200,000,000	3.48	08/16/2001	199,110,667
100,000,000	3.52	08/16/2001	99,550,222
8,000,000	3.44	08/23/2001	7,959,484
3,000,000	3.41	08/30/2001	2,982,950
35,000,000	3.46	08/30/2001	34,798,167
2,000,000	3.52	08/30/2001	1,988,267
230,000,000	3.53	08/30/2001	228,646,833
178,000,000	3.38	09/06/2001	176,880,281
49,000,000	3.39	09/06/2001	48,690,851

Total U.S. Treasury Obligations			$1,471,204,681

Total Investments			$1,471,204,681

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

The accompanying notes are an integral part of these financial statements.

Statement of Investments

Financial Square Government Fund
June 30, 2001 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Government Agency Obligations—57.3%
Federal Farm Credit Bank
$ 50,000,000	3.76	%#	09/06/2001	$ 49,978,913
Federal Home Loan Bank
50,000,000	3.83	#	07/02/2001	49,983,291
50,000,000	3.86	#	07/02/2001	49,996,815
80,000,000	3.89	#	07/05/2001	80,000,000
75,000,000	3.88	#	07/06/2001	75,000,000
40,000,000	3.79	#	07/15/2001	39,996,614
25,000,000	3.83	#	07/15/2001	24,996,522
75,000,000	3.78	#	07/17/2001	74,998,027
140,000,000	4.59	#	07/19/2001	139,971,204
50,000,000	3.69	#	07/20/2001	49,998,438
48,000,000	5.50		01/08/2002	48,111,890
52,000,000	6.75		02/01/2002	52,476,161
20,000,000	4.98		02/05/2002	19,987,600
30,000,000	6.75		02/15/2002	30,308,232
Federal Home Loan Mortgage Corp.
85,000,000	4.61		07/12/2001	84,880,268
175,000,000	3.63	#	07/21/2001	174,973,409
100,000,000	3.85		07/23/2001	99,764,722
75,000,000	3.61	#	07/26/2001	74,993,035
200,000,000	3.85		08/09/2001	199,165,833
75,000,000	3.79		11/30/2001	73,801,417
45,000,000	4.55		02/28/2002	43,623,625
50,000,000	3.96		05/23/2002	48,207,000
50,000,000	3.99		05/23/2002	48,193,417
40,000,000	3.62		06/20/2002	38,578,100
Federal National Mortgage Association
117,000,000	3.77	#	07/02/2001	116,988,269
100,000,000	3.83	#	07/02/2001	99,970,183
100,000,000	3.84	#	07/02/2001	99,974,434
40,000,000	5.65		07/05/2001	39,974,889
125,000,000	4.21	#	07/25/2001	124,951,768
175,000,000	3.85		08/09/2001	174,270,104
115,000,000	3.79	#	09/03/2001	114,981,528
20,445,000	6.06		11/02/2001	20,018,245
25,000,000	6.07		11/02/2001	24,477,305
165,000,000	6.50		11/14/2001	165,990,651
17,000,000	6.06		11/16/2001	16,605,090
40,000,000	6.41		11/27/2001	39,993,093
50,000,000	6.24		12/06/2001	49,995,455
15,000,000	4.54		02/22/2002	14,553,567
Student Loan Marketing Association
50,000,000	3.90	#	07/03/2001	49,997,502
50,000,000	3.76		07/16/2002	49,996,800

Total U.S. Government Agency Obligations
				$2,874,723,416

Total Investments before Repurchase Agreements				$2,874,723,416
Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Repurchase Agreements^*—43.7%
Goldman, Sachs & Co.
$180,000,000	3.93%	07/02/2001	$ 180,000,000
Maturity Value: $180,058,950
Joint Repurchase Agreement Account I
143,100,000	3.98	07/02/2001	143,100,000
Joint Repurchase Agreement Account II
1,550,000,000	4.11	07/02/2001	1,550,000,000
Lehman Brothers Holdings, Inc.
105,700,000	3.95	07/02/2001	105,700,000
Maturity Value: $105,734,793
UBS Warburg LLC
15,000,000	3.92	07/02/2001	15,000,000
Maturity Value: $15,004,900
200,000,000	3.88	07/16/2001	200,000,000
Maturity Value: $200,711,333
Dated: 06/13/2001

Total Repurchase Agreements			$2,193,800,000

Total Investments			$5,068,523,416

#	Variable rate security index is based on either U.S. Treasury Bill, Federal Funds, LIBOR or Prime lending rate.
^	At June 30, 2001, these agreements were fully collateralized by U.S. Treasury or Federal Agency obligations.
*	Unless noted, all repurchase agreements were entered into on June 29, 2001.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

The accompanying notes are an integral part of these financial statements.

Statement of Investments

Financial Square Federal Fund
June 30, 2001
(Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Government Agency Obligations—100.0%
Federal Farm Credit Bank
$ 83,000,000	3.88	%#	07/01/2001	$ 82,985,619
100,000,000	3.89	#	07/01/2001	99,996,616
130,000,000	3.90	#	07/01/2001	129,980,695
816,500,000	3.93	#	07/01/2001	816,500,000
25,000,000	3.73		07/02/2001	24,997,410
70,000,000	3.73	#	07/02/2001	69,993,820
100,000,000	3.75	#	07/02/2001	100,000,000
100,000,000	3.94		07/02/2001	99,989,056
23,798,000	3.74		07/03/2001	23,793,055
50,000,000	3.80		07/03/2001	49,989,445
120,290,000	3.72		07/06/2001	120,227,850
1,800,000	4.95		07/10/2001	1,797,772
32,000,000	3.60		07/12/2001	31,964,800
37,937,000	3.82		07/12/2001	37,892,719
16,600,000	3.71		07/13/2001	16,579,471
60,000,000	3.83	#	07/13/2001	59,992,172
393,500,000	3.85	#	07/15/2001	393,500,000
19,250,000	5.62		07/20/2001	19,259,151
95,000,000	3.54		07/25/2001	94,775,800
21,850,000	3.85		07/27/2001	21,789,245
12,500,000	3.85		07/31/2001	12,459,896
59,000,000	3.80		08/08/2001	58,763,344
50,000,000	3.80		08/09/2001	49,794,167
42,000,000	3.80		08/13/2001	41,809,367
100,000,000	3.87	#	08/15/2001	99,955,916
29,639,000	3.80		08/20/2001	29,482,572
20,000,000	3.84		08/20/2001	19,893,333
15,000,000	3.80		08/24/2001	14,914,500
75,000,000	3.79		08/27/2001	74,549,937
5,000,000	4.88		09/04/2001	5,008,236
51,854,000	3.66		09/06/2001	51,500,788
208,750,000	3.69		09/06/2001	207,315,966
185,000,000	3.76	#	09/06/2001	184,921,978
35,000,000	3.51		09/11/2001	34,754,300
41,000,000	3.50		09/12/2001	40,709,014
68,000,000	3.52		09/20/2001	67,461,440
150,000,000	6.40		11/01/2001	150,076,061
1,500,000	3.78		11/05/2001	1,479,998
15,939,000	6.07		11/07/2001	15,592,599
21,075,000	4.55		02/26/2002	20,435,725
20,000,000	3.95		05/28/2002	19,997,919
35,000,000	4.00		06/03/2002	34,967,218
Federal Home Loan Bank
70,000,000	3.70	#	07/02/2001	69,993,404
100,000,000	3.72	#	07/02/2001	99,993,600
50,000,000	3.73	#	07/02/2001	49,978,700
400,000,000	3.83	#	07/02/2001	399,855,999
200,000,000	3.86	#	07/02/2001	199,987,260
200,000,000	3.89	#	07/02/2001	199,976,969

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Government Agency Obligations (continued)
Federal Home Loan Bank (continued)
$180,000,000	3.89	%#	07/05/2001	$180,000,000
100,000,000	3.90	#	07/05/2001	100,000,000
50,000,000	3.92		07/05/2001	49,978,222
60,000,000	3.97	#	07/05/2001	60,000,000
203,474,000	4.14		07/05/2001	203,380,402
400,000,000	4.57		07/05/2001	399,796,889
150,000,000	3.88	#	07/06/2001	150,000,000
200,000,000	4.58		07/06/2001	199,872,778
34,665,000	5.21		07/06/2001	34,639,916
100,000,000	3.88	#	07/07/2001	100,000,000
100,000,000	4.52	#	07/12/2001	99,980,740
11,000,000	3.75		07/13/2001	10,986,250
180,000,000	3.78	#	07/15/2001	179,984,765
175,000,000	3.79	#	07/15/2001	174,985,189
225,000,000	3.81	#	07/15/2001	224,958,554
80,000,000	3.83	#	07/15/2001	79,988,869
190,000,000	3.78	#	07/17/2001	189,995,003
27,000,000	3.60		07/18/2001	26,954,100
4,800,000	3.62		07/18/2001	4,791,795
150,000,000	4.59	#	07/19/2001	149,969,147
54,300,000	3.60		07/20/2001	54,196,830
190,000,000	3.69	#	07/20/2001	189,994,066
22,100,000	3.88		07/25/2001	22,042,835
170,000,000	3.72		07/27/2001	169,543,267
100,000,000	3.85		08/01/2001	99,668,472
40,000,000	3.88		08/01/2001	39,866,356
75,000,000	4.11		08/01/2001	74,734,562
29,400,000	4.95		08/03/2001	29,266,597
121,361,000	3.83		08/08/2001	120,870,364
435,000,000	3.84		08/08/2001	433,236,800
130,700,000	3.85		08/08/2001	130,169,540
80,000,000	3.80		08/10/2001	79,662,222
20,000,000	5.50		08/13/2001	20,036,584
34,408,000	3.84		08/15/2001	34,242,842
40,000,000	3.87		08/15/2001	39,806,500
25,000,000	3.84		08/17/2001	24,874,667
200,000,000	3.87	#	08/17/2001	199,982,410
50,000,000	3.88		08/17/2001	49,746,722
63,700,000	3.80		08/24/2001	63,336,910
300,000,000	3.80		08/29/2001	298,131,667
119,435,000	3.68		09/05/2001	118,629,212
50,000,000	3.67		09/07/2001	49,653,389
150,000,000	3.74	#	09/11/2001	149,927,745
115,000,000	3.69		09/12/2001	114,139,512
75,000,000	3.62	#	09/17/2001	74,988,443
100,000,000	3.53		09/19/2001	99,216,667
10,000,000	3.54		09/19/2001	9,921,333
16,910,000	6.50		09/19/2001	16,909,151
40,000,000	3.53		09/21/2001	39,678,378

The accompanying notes are an integral part of these financial statements.

Statement of Investments

Financial Square Federal Fund    (continued)
June 30, 2001
(Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Government Agency Obligations (continued)
Federal Home Loan Bank (continued)
$150,000,000	3.50	%#	09/28/2001	$ 149,982,202
93,564,000	3.81		09/28/2001	92,682,705
100,000,000	3.80		10/31/2001	98,712,222
65,000,000	3.83		11/02/2001	64,142,506
135,000,000	7.13		11/15/2001	135,481,563
20,000,000	6.38		11/29/2001	19,996,856
60,000,000	5.50		01/08/2002	60,074,725
30,000,000	3.70		01/15/2002	29,389,500
60,000,000	5.12		01/16/2002	59,973,830
20,000,000	4.88		01/22/2002	20,005,911
216,770,000	6.75		02/01/2002	219,089,032
105,000,000	4.98		02/05/2002	104,934,899
33,370,000	6.75		02/15/2002	33,760,383
18,820,000	4.50		03/26/2002	18,924,478
133,000,000	6.75		05/01/2002	135,910,286
115,000,000	4.00		06/05/2002	115,018,403
70,000,000	6.88		07/18/2002	72,196,209
Student Loan Marketing Association
85,000,000	3.88	#	07/03/2001	84,984,433
300,000,000	3.90	#	07/03/2001	299,977,103
310,000,000	3.95	#	07/03/2001	309,973,715
100,000,000	3.97	#	07/03/2001	99,997,366
125,000,000	3.87		07/25/2001	124,677,500
47,000,000	6.10		10/16/2001	46,147,864
20,000,000	6.07		11/13/2001	19,544,750
50,000,000	3.95		05/20/2002	48,230,229
58,000,000	3.61		06/14/2002	55,975,993
35,000,000	3.95		07/01/2002	34,993,347
Tennesee Valley Authority
210,000,000	3.84		07/11/2001	209,776,000
50,000,000	3.56		08/10/2001	49,802,222
100,000,000	3.50		08/28/2001	99,436,111
82,000,000	3.50		08/30/2001	81,521,667
50,000,000	3.50		08/31/2001	49,703,472

Total U.S. Government Agency Obligations				$13,063,389,046

Total Investments				$13,063,389,046

#	Variable rate security index is based on either U.S. Treasury Bill, Federal Funds, LIBOR or Prime lending rate.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

The accompanying notes are an integral part of these financial statements.

Statement of Investments

Financial Square Tax-Free Money Market Fund
June 30, 2001
(Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Alabama—3.4%
Alabama Public School & College Authority RB Series 1999 D(AA/Aa3)
$ 4,000,000	5.00%	08/01/2001	$ 4,002,289
Columbia IDB VRDN PCRB Refunding for Alabama Power Co.Project Series 1999 B (A-1/VMIG1)
16,000,000	3.30	07/02/2001	16,000,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co.Series 1996 A (A-1)
9,700,000	3.30	07/02/2001	9,700,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co.Series 1999 C (A-1/VMIG1)
11,900,000	3.25	07/02/2001	11,900,000
Homewood EBA VRDN Educational Facilities for Samford University Series 1999 (AMBAC) (VMIG1)
6,100,000	3.30	07/02/2001	6,100,000
Mobile City IDRB VRDN PCRB for Alabama Power Co.Series 1993 A (A-1/VMIG1)
5,100,000	3.07	07/05/2001	5,100,000
West Jefferson IDB PCRB VRDN Refunding for Alabama Power Co. Project Series 1998 (A-1/VMIG1)
51,990,000	3.25	07/02/2001	51,990,000

			$104,792,289

Alaska—1.3%
Alaska State Housing Finance Corp. VRDN Series 2000 B(A-1+/VMIG1)
$ 19,500,000	2.75%>	07/05/2001	$ 19,500,000
Valdez Marine Terminal RB VRDN Refunding for ExxonPipeline Co. Project Series 1993 B (A-1+/VMIG1)
17,160,000	3.25	07/02/2001	17,160,000
Valdez Marine Terminal RB VRDN Refunding for Exxon Pipeline Co. Project Series 1993 C (A-1+/VMIG1)
4,700,000	3.25	07/02/2001	4,700,000

			$ 41,360,000

Arizona—1.1%
Arizona State Transportation Board Excise Tax RB for Maricopa County Regional Area Road Series 1998 A (AA/Aa2)
$ 5,000,000	5.00%	07/02/2001	$ 5,000,083
Arizona State Transportation Board Excise Tax RB for Maricopa County Regional Area Road Series 1999 (AMBAC) (AAA/Aaa)
12,000,000	4.75	07/02/2001	12,000,123
Arizona Transportation Board Highway RB SubordinateSeries 1991 A (AA/Aaa)
3,600,000	6.50	07/02/2001	3,654,184
Maricopa County VRDN PCRB Refunding for Arizona Public Service Co. Series 1994 C (Toronto Dominion Bank LOC) (A-1+/P-1)
4,550,000	3.30	07/02/2001	4,550,000

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Arizona (continued)
Mesa IDA VRDN RB for Discovery Health Systems Series 1999 B (MBIA) (A-1+/VMIG1)
$ 3,440,000	2.65%		07/05/2001	$ 3,440,000
Pima County Community College District GO Project of 1995Series 1999 B (AA-/Aa2)
5,490,000	4.50		07/02/2001	5,490,237

				$ 34,134,627

California—4.0%
Glendale California COPS VRDN for Police Buliding Project(Morgan Guaranty Trust SPA) (A-1+/VMIG1)
$ 2,600,000	2.55%		07/05/2001	$ 2,600,000
Losport Angeles County GO TRANS (SP-1+/MIG1)
25,000,000	3.75	>	06/28/2002	25,274,500
Los Angeles County Pension Obligation RB VRDN RefundingSeries 1996 B (A-1+/VMIG1)
1,690,000	2.50		07/05/2001	1,690,000
Los Angeles County Pension Obligation VRDN RB RefundingSeries 1996 A (AMBAC) (Landesbank Hessen-Thueringen Girozentrale SPA) (VMIG1)
16,800,000	2.50		07/05/2001	16,800,000
Los Angeles County VRDN RB for the Department of Water & Power Electric Plant Second Issue Series 2000 E (A-1+/VMIG1)
4,300,000	2.65		07/05/2001	4,300,000
Los Angeles County VRDN RB for the Department of Water & Power Electric Plant Second Issue Series 2000 F (Bank of America SPA) (A-1+/VMIG1)
5,000,000	2.65		07/05/2001	5,000,000
Los Angeles United School District TRANS (SP-1+/MIG1)
8,080,000	4.00	>	07/23/2002	8,199,019
MSR Public Power Agency Subordinate Lien VRDN RB for San Juan Project Series 1997 D (MBIA) (A-1+/VMIG1)
15,300,000	2.55		07/05/2001	15,300,000
Newport Beach VRDN RB for Hoag Memorial HospitalSeries 1999 C (A-1+/VMIG1)
2,300,000	2.40		07/05/2001	2,300,000
Southern California Public Power Authority VRDN RBPower Project Subordinate Refunding for Palo Verde Series 1996 B (AMBAC) (Morgan Guaranty Trust SPA) (A-1+/VMIG1)
12,770,000	2.50		07/05/2001	12,770,000
Southern California Public Power Authority VRDN RBRefunding for Palo Verde Project Series 1996 C (AMBAC) (Morgan Guaranty Trust SPA) (A-1+/VMIG1)
11,800,000	2.50		07/05/2001	11,800,000

The accompanying notes are an integral part of these financial statements.

Statement of Investments

Financial Square Tax-Free Money Market Fund    (continued)
June 30, 2001
(Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

California (continued)
Southern California Public Power Authority VRDN RB Refunding for Southern Transmission Project Series 1991 (AMBAC) (A-1+/VMIG1)
$18,205,000	2.50%	07/05/2001	$ 18,205,000

			$ 124,238,519

Colorado—0.4%
City & County of Denver GO Refunding Series 1998 A (AA+/Aa2)
$ 3,000,000	5.00%	08/01/2001	$ 3,001,593
Platte River Power Authority Electric RB Series 1993 S-1(Morgan Guaranty Trust SPA)
9,000,000	3.10	09/11/2001	9,000,000

			$ 12,001,593

Florida—7.1%
Broward County MF Hsg. VRDN RB for Landingsof Inverrary Apartments Series 1985 (FNMA) (MIG1)
$ 9,600,000	3.01%	07/05/2001	$ 9,600,000
Broward County MF Hsg. VRDN RB for Sanctuary Apartments Project Series 1985 (FNMA) (VMIG1)
6,000,000	3.01	07/05/2001	6,000,000
Escambia County VRDN PRCB Refunding for Gulf Power Co. Project Series 1997 (A-1/VMIG1)
26,400,000	3.35	07/02/2001	26,400,000
Florida Department of Transportation Eagle Tax-Exempt TrustSeries 20010901 Class A
26,850,000	2.78	07/05/2001	26,850,000
Florida Department of Transportation Eagle Tax-Exempt TrustSeries 96C 0903 (A-1+)
12,750,000	2.78	07/05/2001	12,750,000
Florida Local Government Financing Commission Pooled CP Notes Series A (First Union National Bank LOC) (A-1/P-1)
11,883,000	2.70	10/05/2001	11,883,000
22,930,000	2.75	10/10/2001	22,930,000
14,560,000	2.95	10/12/2001	14,560,000
Hillsborough County IDA VRDN PRCB Refunding for TampaElectric Power Co. Project Series 1990 (A/VMIG1)
5,100,000	3.35	07/02/2001	5,100,000
Jacksonville County Electric Authority VRDN SubordinatedElectric Systems Series 2000 F (A-1+/VMIG1)
18,600,000	3.30	07/02/2001	18,600,000
Jacksonville County Electric Authority VRDN RB Subordinated Electric Systems Series 2000 A (Westdeutsche Landesbank SPA) (A-1+/VMIG1)
8,100,000	3.30	07/02/2001	8,100,000
Jacksonville County Electric Authority VRDN RB Subordinated Electric Systems Series 2001 B (Bank of America SPA) (A-1+/VMIG1)
24,300,000	3.30	07/02/2001	24,300,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Florida (continued)
Jacksonville County Electric Authority VRDN RB Subordinated Electric Systems Series 2001 C (Dexia Credit Local SPA) (A-1+/VMIG1)
$10,000,000	3.30%	07/02/2001	$ 10,000,000
Orange County Educational Facilities AuthorityVRDN RB for Rollins College Project Series 2001 (Bank of America N.A. LOC) (VMIG1)
3,350,000	3.35	07/02/2001	3,350,000
Palm Beach County School Board COPS Floating RatePA-658 Series 2000 A (A-1+)
7,870,000	2.76	07/05/2001	7,870,000
Putnam County IDA Floating/Fixed Rate PCRB for Seminole Electric Series 1984 H-1 (NRU LOC) (A-1+/P1)
3,300,000	2.85	07/05/2001	3,300,000
Putnam County IDA Floating/Fixed Rate PCRB for Seminole Electric Series 1984 H-2 (NRU LOC) (A-1+/P1)
5,980,000	2.85	07/05/2001	5,980,000
Putnam County IDA Floating/Fixed Rate PCRB for Seminole Electric Series 1984 S (NRU LOC) (A-1+/P1)
2,355,000	2.85	07/05/2001	2,355,000

			$219,928,000

Georgia—11.2%
Albany Dougherty Payroll Development Authority VRDN PCRB for Georgia Power Co. Series 1991 (A/VMIG1)
$ 1,900,000	3.25%	07/02/2001	$ 1,900,000
Atlanta Airport Revenue VRDN (FGIC) (A-1+)
15,385,000	2.76	07/05/2001	15,385,000
Bartow County IDA VRDN PCRB for Georgia Power Co.First Series 1996 (A/VMIG1)
8,245,000	3.25	07/02/2001	8,245,000
Bartow County IDA VRDN PCRB for Georgia Power Co. First Series 1997 (A-1+/VMIG1)
18,500,000	3.30	07/02/2001	18,500,000
Burke County IDA PCRB VRDN for Georgia Power Co. Fifth Series 1995 (A/VMIG1)
10,600,000	3.35	07/02/2001	10,600,000
Burke County IDA PCRB VRDN for Georgia Power Co. First Series 1992 (A/VMIG1)
6,355,000	3.20	07/02/2001	6,355,000
Burke County IDA PCRB VRDN for Georgia Power Co. Fourth Series 1994 (A-1/VMIG1)
20,200,000	3.45	07/02/2001	20,200,000
Burke County IDA PCRB VRDN for Georgia Power Co. Fourth Series 1995 (A/VMIG1)
4,500,000	3.25	07/02/2001	4,500,000
Burke County IDA PCRB VRDN for Georgia Power Co. Ninth Series 1994 (A-1/VMIG1)
9,400,000	3.20	07/02/2001	9,400,000

The accompanying notes are an integral part of these financial statements.

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Georgia (continued)
Burke County IDA PCRB VRDN for Oglethorpe Power Corp. Series 1994 A (FGIC) (A-1+/VMIG1)
$36,940,000	2.65%	07/05/2001	$ 36,940,000
Cobb County IDA PCRB VRDN for Georgia Power Co. Series 1991(A/VMIG1)
8,330,000	3.20	07/02/2001	8,330,000
Dekalb County Hospital Authority AnticipationCertificates for Dekalb Medical Center, Inc.Series 1993 B (Suntrust Bank LOC) (VMIG1)
3,930,000	2.70	07/05/2001	3,930,000
Dekalb Private Hospital Authority VRDN RB Anticipation Certificates for Children’s Health Care System Project Series 1998 B (Suntrust Bank LOC) (VMIG1)
12,000,000	2.65	07/05/2001	12,000,000
Effingham County IDA PCRB VRDN for Savannah Electric & Power Co. Series 1997 (A-1/VMIG1)
5,400,000	3.35	07/02/2001	5,400,000
Floyd County IDA PCRB VRDN for Georgia Power Co. Plant Hammond Series 1996 (A-1/VMIG1)
5,580,000	3.35	07/02/2001	5,580,000
Fulco Hospital Authority VRDN Revenue Anticipation Certificates for Peidmont Hospital Project Series 1999 (Suntrust Bank LOC) (A-1+/VMIG1)
19,850,000	2.65	07/05/2001	19,850,000
Metropolitan Atlanta Rapid Transportation Authority VRDN RB Series B (Bayerische Landesbank LOC / Westdeutsche Landesbank LOC) (A-1+/VMIG1)
35,350,000	2.60	07/05/2001	35,350,000
Monroe County IDA PCRB VRDN for Georgia Power Co. Plant First Series 1997 (A-1/VMIG1)
3,000,000	3.35	07/02/2001	3,000,000
Monroe County IDA PCRB VRDN for Georgia Power Co. Plant Series 1997 (A-1/VMIG1)
3,400,000	3.25	07/02/2001	3,400,000
Municipal Electric Authority of Georgia RB Series A (A-1+)
9,000,000	3.25	08/01/2001	9,000,000
Municipal Electric Authority of Georgia RB Series B (A-1+)
13,255,000	3.10	07/31/2001	13,255,000
Municipal Electric Authority of Georgia VRDN RB General Series 1985 C (Bayerische Landesbank Girozentrale) (A-1+,VMIG)
17,700,000	2.70	07/05/2001	17,700,000
Municipal Electric Authority of Georgia VRDN RB Project One Series 1994 D (ABN AMRO Bank LOC) (A-1+/VMIG)
17,600,000	2.70	07/05/2001	17,600,000
Municipal Electric Authority of Georgia VRDN RB Series 1985 B (Landesbank Hessen-Thueringen Girozentrale LOC) (A-1+/VMIG1)
17,000,000	2.60	07/05/2001	17,000,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Georgia (continued)
Municipal Electric Authority RB VRDN Series 1994 E (ABN AMRO Bank LOC) (A-1+/VMIG1)
$27,700,000	2.85%	07/05/2001	$ 27,700,000
Private Colleges & University Facilities Authority VRDN RB for Emory University Series 2000 C (A-1+/VMIG1)
5,000,000	2.60	07/05/2001	5,000,000
Savannah Economic Development Authority VRDN PCRB Refunding for Savannah Electric & Power Project Series 1993 (A-1/VMIG1)
2,785,000	3.20	07/02/2001	2,785,000
State of Georgia GO Series 2000 D (AAA/Aaa)
6,890,000	6.00	10/01/2001	6,918,201

			$ 345,823,201

Hawaii—0.3%
Honolulu City & County GO VRDN Series 2000 A (LandesbankHessen-Thueringen Girozentrale LOC) (A-1+/Aaa)
$ 8,150,000	2.65%	07/05/2001	$ 8,150,000

Idaho—0.6%
Idaho Health Facilities Authority VRDN RB for St Luke’s Medical Center Series 2000 (FSA)(A-1+/VMIG1)
$17,900,000	3.30%	07/02/2001	$ 17,900,000

Illinois—7.7%
Chicago City GO Series 2000 A (Landesbank Hessen-Thueringen Girozentrale LOC) (A-1+/VMIG1)
$ 5,000,000	4.25%	10/25/2001	$ 5,000,000
Chicago City RB for Chicago Midway Airport Serie 1997 Societe Generale Trustor Floating Rate Receipts (MBIA) (Societe Generale LOC) (A-1+)
7,540,000	2.76	07/05/2001	7,540,000
Chicago Illinois GO Tender Notes Serie 2001 (Landesbank Hessen- Thueringen Girozentrale LOC) (A-1+/VMIG1)
5,000,000	3.65	08/09/2001	5,000,000
Chicago Illinois GO Eagle Tax-Exempt Trust VRDN Series 2001 1301 Class A (FGIC)
8,910,000	2.78	07/05/2001	8,910,000
Chicago Park District TAWS (SP1+/MIG1)
17,500,000	5.13	09/21/2001	17,530,962
City of Chicago Board Of Education GO VRDN Series 2000 C (FSA) (Dexia Public Finance Bank) (A-1+/VMIG1)
10,000,000	2.65	07/05/2001	10,000,000
City of Chicago Board Of Education GO VRDN Series 2000 D (FSA) (Dexia Public Finance Bank SPA) (A-1+/VMIG1)
12,500,000	2.65	07/05/2001	12,500,000
Evanston GO VRDN Maple Street Project Series 2000 A (VMIG1)
18,500,000	2.65	07/05/2001	18,500,000

The accompanying notes are an integral part of these financial statements.

Statement of Investments

Financial Square Tax-Free Money Market Fund    (continued)
June 30, 2001
(Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Illinois (continued)
Evanston GO VRDN Maple Street Project Series 2000 C (VMIG1)
$ 5,400,000	2.65%		07/05/2001	$ 5,400,000
Evanston GO VRDN Maple Street Project Series 2000 D (VMIG1)
5,000,000	2.65		07/05/2001	5,000,000
Illinois GO Eagle Tax-Exempt Trust VRDN Series 96C 1301 (A-1+)
5,000,000	2.78		07/05/2001	5,000,000
Illinois Health Facilities Authority VRDN for Memorial Medical Center Series 1985 C (Kredietbank NV LOC) (VMIG1)
4,310,000	2.75	>	07/05/2001	4,310,000
Illinois Health Facilities Authority VRDN for Northwest Community Hospital Series 1995 (Bank One, N.A. SPA) (A-1/VMIG1)
4,800,000	2.80		07/05/2001	4,800,000
Illinois Health Facilities Authority VRDN for The Revolving Fund Pooled Finance Program Series 1985 C (Bank One, N.A. LOC) (A-1/VMIG1)
35,925,000	2.70		07/05/2001	35,925,000
Illinois Health Facilities Authority VRDN for The Revolving Fund Pooled Finance Program Series 1985 D (Bank One, N.A. LOC) (A-1/VMIG1)
29,900,000	2.70		07/05/2001	29,900,000
Illinois State GO Series 2000 (A-1/VMIG1)
3,600,000	4.75		12/03/2001	3,606,875
Illinois State GO VRDN Eagle Tax-Exempt Trust Series 96C 1305 Class A COPS (FGIC) (A-1/VMIG1)
14,850,000	2.78		07/05/2001	14,850,000
Illinois State Toll Highway Authority VRDN RB Series 1998 B (FSA) (F-1+/VMIG1)
11,400,000	2.70		07/05/2001	11,400,000
Illinois State Toll Highway Priority VRDN Series 1993 B (MBIA) (Societe Generale LOC) (A-1+/VMIG1)
11,100,000	2.60		07/05/2001	11,100,000
Joliet Regional Port District VRDN RB for Exxon Project Series 1989 (A-1+/P-1)
10,220,000	3.25		07/02/2001	10,220,000
Metropolitan Pier Eagle Tax-Exempt Trust Series 2000 1307 (FGIC) (A-1+)
10,205,000	2.78		07/05/2001	10,205,000
Village of Sauget VRDN PCRB for Pharmacia Corp.Project Series 1992 (P1)
1,000,000	2.80		07/05/2001	1,000,000
Village of Sauget VRDN PCRB for Pharmacia Corp. Project Series 1993 (P1)
1,900,000	2.80		07/05/2001	1,900,000

				$239,597,837

Indiana—2.2%
Fort Wayne City Hospital Authority VRDN RB for Parkview Memorial Hospital Series 1985 B (Bank of America LOC) (VMIG1)
$ 8,150,000	2.65	%>	07/05/2001	$ 8,150,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Indiana (continued)
Fort Wayne City Hospital Authority VRDN RB for Parkview Memorial Hospital Series 1989 B (Bank of America LOC) (VMIG1)
$15,700,000	2.65%	07/05/2001	$ 15,700,000
Indiana Hospital Equipment Financing Authority VRDN Insured Series 1985 A (MBIA) (NBD Bank SPA) (A-1/VMIG1)
16,350,000	2.90	07/05/2001	16,350,000
Indiana TFA Eagle Tax-Exempt Trust Series 200011401 Class A (A-1+)
6,515,000	2.78	07/05/2001	6,515,000
Indiana TFA Eagle Tax-Exempt Trust Series 20001401 (A-1+)
14,800,000	2.78	07/05/2001	14,800,000
Warrick County VRDN PCRB for ALCOA Project Series 1992 (A-1)
7,475,000	2.70	07/05/2001	7,475,000

			$ 68,990,000

Iowa—1.0%
Chillicothe City VRDN PCRB for Midamerican Energy Co./Midwest Power Systems Series 1993 A (A-1/VMIG1)
$ 2,400,000	2.80%	07/05/2001	$ 2,400,000
Iowa Financing Authority VRDN RB Refunding for Trinity Health Series 2000 D (Morgan Guaranty Trust SPA) (A-1+)
28,815,000	2.70	07/05/2001	28,815,000

			$ 31,215,000

Kansas—0.6%
Kansas State Department Transportation Highway VRDN RB Series 2000 B-1 (A-1+/VMIG1)
$15,200,000	3.30%	07/02/2001	$ 15,200,000
Kansas State Department Transportation Highway VRDN RB Series 2000 C-2 (A-1+/VMIG1)
4,000,000	2.70	07/05/2001	4,000,000

			$ 19,200,000

Kentucky—0.6%
Kentucky Economic Development Financing Authority Hospital Facilities VRDN RB for The Health Alliance of Greater Cincinnati Series 1997 D (MBIA) (A-1+/VMIG1)
$14,708,000	2.68%	07/05/2001	$ 14,708,000
Kentucky Interlocal School Transportation Association TRANS(SP-1+/MIG1)
4,250,000	3.75 >	06/28/2002	4,292,118

			$ 19,000,118

Louisiana—2.3%
East Baton Rouge Parish PCRB VRDN for Exxon Corp. Project Series 1993 (A-1+/P-1)
$ 5,000,000	3.30%	07/02/2001	$ 5,000,000
Louisiana Offshore Terminal Authority VRDN RB Refunding for Deepwater Port First Stage Series1992 A (A-1+/VMIG1)
17,200,000	3.25	07/02/2001	17,200,000

The accompanying notes are an integral part of these financial statements.

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Louisiana (continued)
New Orleans Aviation Board RB Refunding Series 1993 B (MBIA)(A-1+/VMIG1)
$32,435,000	2.75%	07/05/2001	$ 32,435,000
New Orleans Aviation Board RB Refunding Series 1995 A (MBIA) (Credit Local de France SPA) (A-1+/VMIG1)
3,435,000	2.75	07/05/2001	3,435,000
Saint James Parish Louisiana VRDN PCRB Refunding for Occidental Petroleum Series 1996 (Wachovia Bank of Georgia LOC) (P-1)
14,000,000	2.65	07/05/2001	14,000,000

			$ 72,070,000

Maryland—0.3%
Montgomery County GO Consolidated Public Improvement Series1992 A (AAA/Aaa)
$ 4,000,000	5.20%	10/01/2001	$ 4,008,260
University of Maryland System Auxiliary Facility & Tuition P-Floats-PT 428 Series 1998 A (A-1+)
4,930,000	2.76	07/05/2001	4,930,000

			$ 8,938,260

Massachusetts—4.7%
Massachusetts Health & Educational Facilities Authority VRDN RB for Capital Asset Program Series 1985 E (Bank One N.A. LOC) (VMIG1)
$ 4,600,000	3.25%	07/02/2001	$ 4,600,000
Massachusetts Health & Educational Facilities Authority VRDN RB for Harvard University Issue Series 2000 Y (A-1+/VMIG1)
40,000,000	2.50	07/05/2001	40,000,000
Massachusetts State Water Resources Authority RB Refunding forMulti-Modal General Series 1999 B (Landesbank Hessen-Thueringen Girozentrale LOC) (A-1+/VMIG1)
9,700,000	2.45	07/05/2001	9,700,000
Massachusetts State Water Resources Authority VRDN RB forMulti-Modal-Sub. General Series 1997 A (AMBAC) (Bank of Nova Scotia SPA) (A-1/VMIG1)
22,550,000	2.45	07/05/2001	22,550,000
Massachusetts VRDN GO Series 1998 B (Toronto Dominion Bank SPA) (A-1+/VMIG1)
15,700,000	2.45	07/05/2001	15,700,000
Massachusetts VRDN GO Refunding Series 1998 A (Commerze Bank LOC) (A-1/VMIG1)
26,000,000	2.45	07/05/2001	26,000,000
Massachusetts Water Resources Authority Series 1999 (State Street Bank and Trust LOC) (A-1+/P-1)
7,500,000	2.90	10/04/2001	7,500,000
Massachusetts Water Resources Authority RB Refunding for Multi-Modal General Series 1998 D (FGIC) (A-1+/VMIG1)
20,300,000	2.50	07/05/2001	20,300,000

			$146,350,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Michigan—1.5%
Michigan Municipal Bond Authority P-Floats-PT 396 Series 2000 (A-1+)
$ 8,750,000	2.76%	07/05/2001	$ 8,750,000
Michigan State Building Authority RB P-Floats-PT 398 Series 2000 (A-1+)
6,605,000	2.76	07/05/2001	6,605,000
Michigan State Building Authority RB Series I (AA+/Aa1)
5,065,000	5.00	10/15/2001	5,074,802
Michigan State Trunk Line Fund Series 1998 A-Eagle Tax-Exempt Trust Series 982202 Class A Certificates (A-1+)
12,165,000	2.78	07/05/2001	12,165,000
Michigan State University VRDN RB General Series 2000 A(A-1+/VMIG1)
5,000,000	2.75	07/05/2001	5,000,000
State of Michigan GO (AAA)
10,000,000	3.20	10/03/2001	10,000,000

			$47,594,802

Minnesota—1.4%
City of Rochester, MN, Mayo Foundation Series 2000 B (A-1+)
$17,000,000	2.95%	10/01/2001	$17,000,000
Minneapolis GO VRDN for Convention Center Series 2000 (Bayerische Hypo-UND Vereinsbank SPA) (A-1/VMIG1)
11,440,000	2.60	07/05/2001	11,440,000
University of Minnesota VRDN RB Cap Projects Series 1999 A(A-1+/VMIG1)
15,000,000	2.75	07/05/2001	15,000,000

			$43,440,000

Mississipi—1.6%
Jackson County PCRB VRDN RB Refunding for Chevron USA, Inc. Project Series 1993 (P-1)
$16,220,000	3.25%	07/02/2001	$16,220,000
Mississippi Hospital Equipment & Facilities Authority VRDN RB for Mississippi Baptist Medical Center (VMIG1)
12,900,000	2.75	07/05/2001	12,900,000
Mississippi State GO Series 1997 (AA/Aa3)
3,575,000	5.00	11/01/2001	3,582,416
Mississippi State GO Eagle Tax-Exempt Trust VRDN Series 20012402 Class A
11,000,000	2.78	07/05/2001	11,000,000
Mississippi State Highway RB for Series No. 39 Four Lane Highway Program (AAA/Aa1)
5,000,000	4.50	06/01/2002	5,074,306

			$48,776,722

The accompanying notes are an integral part of these financial statements.

Statement of Investments

Financial Square Tax-Free Money Market Fund    (continued)
June 30, 2001
(Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Missouri—0.3%
Missouri Environmental Improvement & Energy VRDN PCRB Refunding for Monsanto Co. Series 1993 (P1)
$ 1,500,000	2.70%	07/05/2001	$ 1,500,000
Missouri Health & Educational Facility Authority RB for Washington University Series 1984 (A-1+/VMIG1)
8,550,000	2.65	07/05/2001	8,550,000

			$10,050,000

Nevada—1.0%
Clark County P-Floats PA 653 Series 2000 (FGIC) (A-1+)
$ 5,765,000	2.76%	07/05/2001	$ 5,765,000
Clark County Nevada Eagle Tax-Exempt Trust Series 002801 Class A(A-1+)
1,000,000	2.78	07/05/2001	1,000,000
Clark County Nevada School District VRDN Series 2001 B (FSA) (Bayerische Landesbank SPA) (A-1+/VMIG1)
10,000,000	3.25	07/02/2001	10,000,000
Clark County VRDN RB for Nevada Airport Improvement Series 1993 A (MBIA) (A-1/VMIG1)
5,460,000	2.60	07/05/2001	5,460,000
Nevada State Highway Improvement RB for Motor Vehicle Fuel Tax Series 2000 A (AA/Aa3)
8,065,000	5.00	12/01/2001	8,086,670

			$30,311,670

New Hampshire—0.3%
New Hampshire State GO Series 2000 A (AA+/Aa2)
$ 2,700,000	5.00%	12/01/2001	$ 2,709,248
New Hampshire State GO CP Series 2000 A (AA+/Aa2)
7,250,000	2.65	10/02/2001	7,250,000

			$ 9,959,248

New Mexico—1.4%
Albuquerque NM GO Series 2000 A (AA/Aa3)
$20,000,000	5.00%	07/02/2001	$20,000,321
Albuquerque NM VRDN RB (MBIA) (Bank of America N.A. SPA)(A-1+/MIG1)
9,200,000	2.75	07/05/2001	9,200,000
New Mexico State Severance Tax RB Refunding Series 1998 B(AA/Aa2)
3,505,000	4.75	07/02/2001	3,505,037

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

New Mexico (continued)
New Mexico State Severance Tax RB Series 1997 A (AA/Aa2)
$ 2,450,000	5.50%	07/02/2001	$ 2,450,074
University of New Mexico University RB VRDN Sub Lien Systems Improvement Series 2001 (Westdeutsche Landesbank SPA) (A-1+/VMIG1)
7,500,000	2.75	07/05/2001	7,500,000

			$ 42,655,432

New York—4.4%
Metropolitan Transportation Authority Dedicated Tax Fund P-Floats-PT 656 Series 2000 A (FGIC) (A-1+)
$ 2,625,000	2.51%	07/05/2001	$ 2,625,000
Municipal Assistance Corp. RB for City of New York Series 1996 E(AA/Aa2)
8,200,000	5.50	07/02/2001	8,200,261
New York City Municipal Water Finance Authority (Commerzbank/Toronto Dominion Bank/Bank of Nova Scotia)
5,000,000	2.60	10/04/2001	5,000,000
New York City Transitional Finance Authority Eagle Tax Exempt Trust Class A COPS (A-1+)
2,890,000	2.58	07/05/2001	2,890,000
New York City Transitional Finance Authority VRDN Future Tax Secured Series 1999 A-2 (A-1+/VMIG1)
29,300,000	2.45	07/05/2001	29,300,000
New York City Trust Cultural Resources VRDN RB American Museum National History Series 1991 B (MBIA) (Credit Suisse SPA) (A-1+/VMIG1)
4,165,000	2.35	07/05/2001	4,165,000
New York State Environmental Facilities Corp. RB Eagle Tax-Exempt Trust Series 1996 C3204 COPS (A-1+)
10,300,000	2.58	07/05/2001	10,300,000
New York State Local Government Assistance Corp. RB VRDN Series 1995 G (Bank of Nova Scotia LOC) (A-1+/VMIG1)
16,000,000	2.35	07/05/2001	16,000,000
Triborough Bridge & Tunnel Authority BANS Series 2001A-1 (SP-1+/MIG1)
38,500,000	5.00	01/17/2002	38,952,172
Triborough Bridge & Tunnel Authority RANS VRDN Refunding Series 2000 A (FSA) (Morgan Guaranty Trust SPA) (A-1+/VMIG1)
17,500,000	2.50	07/05/2001	17,500,000

			$134,932,433

The accompanying notes are an integral part of these financial statements.

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

North Carolina—2.7%
Charlotte Airport VRDN RB Refunding Series 1993 A (MBIA) (Commerzbank AG SPA) (A-1+/MIG1)
$15,655,000	2.60%	07/05/2001	$15,655,000
City of Greensboro COPS VRDN for Municipal Property Acquisition Project Series 1998 (A-1+/VMIG1)
7,000,000	2.75	07/05/2001	7,000,000
North Carolina Health Care Facilities VRDN RB Series 1999 (Wachovia Bank N.A. LOC) (A-1+)
22,535,000	2.70	07/05/2001	22,535,000
North Carolina Medical Care Commission Hospital VRDN RB for Duke University Hospital Series 1985 B (A-1+/VMIG1)
19,600,000	2.75	07/06/2001	19,600,000
North Carolina Medical Care Commission VRDN RB for Baptist Hospitals Project Series 2000 (Wachovia Bank N.A. LOC) (A-1+/VMIG1)
20,000,000	2.65	07/05/2001	20,000,000

			$84,790,000

Ohio—2.2%
Cuyahoga County Hospital VRDN RB for University Hospitals Health Systems, Inc. Series 1999 C (AMBAC) (A-1+/VMIG1)
$ 6,400,000	2.70%	07/05/2001	$ 6,400,000
Hamilton County Hospital Facilities RB for The Health Alliance of Greater Cincinnati Series 1997 B (MBIA) (C.S. First Boston SPA) (A-1+/VMIG1)
24,753,000	2.68	07/05/2001	24,753,000
Hamilton County Hospital Facilities RB for The Health Alliance of Greater Cincinnati Series 1997 F (MBIA) (C.S. First Boston SPA) (A-1+/VMIG1)
4,600,000	2.68	07/05/2001	4,600,000
Ohio State Air Quality IDA VRDN Daily Convertible 12/8/95 Series 1985 A (Morgan Guaranty LOC) (A-1+)
8,200,000	3.30	07/02/2001	8,200,000
Ohio State Air Quality IDA VRDN Daily Convertible 12/8/95 Series 1985 B (Morgan Guaranty LOC) (A-1+)
5,800,000	3.30	07/02/2001	5,800,000
Ohio State Air Quality IDA VRDN Refunding for Cincinnati Gas & Electric Series 1995 A (Barclays Bank PLC LOC) (A-1+/VMIG1)
7,400,000	3.30	07/02/2001	7,400,000
Ohio State GO Higher Education Capital Facilities Series 2000 B(AA+/Aa1)
4,840,000	5.25	05/01/2002	4,926,660

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Ohio (continued)
Ohio State University General Receipts VRDN RB Series 1999 B-2(A-1+/VMIG1)
$5,485,000	2.70%	07/05/2001	$ 5,485,000

			$67,564,660

Oklahoma—0.6%
Muskogee Industrial Trust PCRB for Oklahoma Gas & Electric Co.Series 1997 A (A-1/VMIG1)
$ 17,000,000	3.00%	07/05/2001	$17,000,000

Oregon—2.2%
Oregon State GO VRDN Series 73-G (A-1+/VMIG1)
$ 22,000,000	2.65%	07/05/2001	$22,000,000
Oregon State GO VRDN Series 73-H (A-1+/VMIG1)
45,200,000	2.65	07/05/2001	45,200,000

			$67,200,000

Pennsylvania—0.8%
Commonwealth of Pennsylvania GO Bonds First Series 1994 EagleTax-Exempt Trust 943804 Class A COPS (AMBAC)
$ 15,030,000	2.78%	07/05/2001	$15,030,000
Lancaster County Hospital Authority VRDN RB for Health Center Masonic Homes Series 1999 (AMBAC) (A-1/VMIG1)
3,500,000	2.65	07/05/2001	3,500,000
Temple University of the Commonwealth RANS Systems of Higher Education University Funding Obligations Series 2001 (MIG1)
6,000,000	4.00	05/08/2002	6,048,598

			$24,578,598

Puerto Rico—1.5%
Puerto Rico Government Development Bank
$ 35,000,000	3.10%	07/31/2001	$35,000,000
10,416,000	3.05	09/12/2001	10,416,000

			$45,416,000

South Carolina—0.4%
South Carolina State P-Floats-PT 225 (A-1+)
$ 6,805,000	2.71%	07/05/2001	$ 6,805,000
South Carolina TRANS Eagle Tax-Exempt Trust Series 20014001 Class A (MBIA) (A-1+)
7,000,000	2.78	07/05/2001	7,000,000

			$13,805,000

The accompanying notes are an integral part of these financial statements.

Statement of Investments

Financial Square Tax-Free Money Market Fund    (continued)
June 30, 2001
(Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Tennessee—3.3%
Blount County IDB VRDN PCRB Refunding for ALCOASeries 1992 (A-1)
$ 2,450,000	2.70%	07/05/2001	$ 2,450,000
Bradley County IDB VRDN RB Refunding for Olin Corp. Series 1993 C (Wachovia Bank LOC) (A-1+)
3,000,000	3.25	07/02/2001	3,000,000
City of Memphis GO CP Series 2001 (A-1+/P-1)
6,000,000	3.05	09/10/2001	6,000,000
7,000,000	3.05	10/01/2001	7,000,000
Knoxville Utilities Board VRDN RB Subordinate Electric System Notes (FSA) (A-1+/VMIG1)
900,000	3.25	07/02/2001	900,000
Knoxville Utilities Board VRDN RB Subordinate Water System Notes (FSA) (Suntrust Bank SPA) (A-1+/VMIG1)
15,300,000	3.25	07/02/2001	15,300,000
Metropolitan Government Nashville & Davidson County Health & Education Facilities Board VRDN RB for Vanderbilt University Series B (A-1+/VMIG1)
12,250,000	2.65	07/05/2001	12,250,000
Sevier County Public Building Authority RB forLocal Government Improvement Series 1999 F (AMBAC) (VMIG1)
26,700,000	2.70	07/05/2001	26,700,000
State of Tennessee GO CP Series A (A-1+/P-1)
12,500,000	3.15	08/10/2001	12,500,000
16,600,000	2.60	10/09/2001	16,600,000

			$102,700,000

Texas—18.7%
City of Houston Texas Water & Sewer System CP Notes Series A(A-1+/P1)
$ 10,000,000	2.75%	08/23/2001	$ 10,000,000
20,000,000	2.90	09/06/2001	20,000,000
5,000,000	3.10	09/11/2001	5,000,000
5,000,000	2.75	10/11/2001	5,000,000
City of Houston Texas GO CP Notes Series A(A-1+/P-1)
5,950,000	3.00	08/27/2001	5,950,000
10,500,000	2.65	10/11/2001	10,500,000
2,500,000	2.75	10/11/2001	2,500,000
City of San Antonio Electric & Gas System Series 1997 SG 105 (A-1+)
20,200,000	2.76	07/05/2001	20,200,000
Coastal Bend Health Facilities Development Corp. VRDN Incarnate Word Health System RB Series 1998 B (AMBAC) (F-1+)
10,100,000	2.75	07/05/2001	10,100,000
Gulf Coast Waste Disposal Authority PCRB Variable Refunding for Amoco Oil Co. Series 1992 (A-1+/VMIG1)
41,600,000	3.25	07/02/2001	41,600,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Texas (continued)
Gulf Coast Waste Disposal Authority PCRB Variable Refunding for Monsanto Co. Series 1996 (P1)
$ 5,300,000	2.80%	07/05/2001	$ 5,300,000
Harris County GO VRDN RB Toll Road Series 1994 B(Morgan Guaranty Trust SPA) (A-1+/VMIG1)
8,525,000	2.75	07/05/2001	8,525,000
Harris County GO VRDN RB Toll Road Series 1994 H (A-1+/VMIG1)
38,900,000	2.65	07/05/2001	38,900,000
Harris County Health Facilities Development Corp. RB for St. Luke’s Episcopal Hospital Series 1997 A (A-1+)
54,915,000	3.30	07/02/2001	54,915,000
Harris County Health Facilities Development Corp. RB for St. Luke’s Episcopal Hospital Series 1997 B (A-1+)
26,155,000	3.30	07/02/2001	26,155,000
Harris County Health Facilities Development Corp. RB Variable for Methodist Hospital Series 1994 (A-1+)
90,775,000	3.30	07/02/2001	90,775,000
Harris County Health Facilities Development Corp. RB Variable for Methodist Hospital Series 1997 (Morgan Guaranty Trust SPA) (A-1+)
20,350,000	3.30	07/02/2001	20,350,000
Harris County IDRB VRDN Adjustable Refunding for Shell Oil Co. Project Series 1997 (A-1+/VMIG1)
13,450,000	3.25	07/02/2001	13,450,000
Red River Texas Education Financing VRDN RB for Texas Christian University Project Series 2000 (VMIG1)
28,000,000	2.75	07/05/2001	28,000,000
San Antonio Electric & Gas RB Refunding Series 1998 A (AA/Aa1)
7,500,000	5.00	02/01/2002	7,577,500
San Antonio Electric & Gas System CP Notes Series A (A-1+/P-1)
11,900,000	2.95	09/10/2001	11,900,000
15,000,000	2.95	10/02/2001	15,000,000
Texas A & M University Permanent Series B(Landesbank Hessen-Thueringen Girozentrale LOC) (A-1+/P-1)
7,800,000	2.55	09/10/2001	7,800,000
Texas Public Finance Authority Series 1993 A (A-1+/P-1)
13,450,000	3.05	07/24/2001	13,450,000
6,250,000	2.65	12/03/2001	6,250,000
Texas State TRANS RB (SP1+/MIG1)
66,000,000	5.25	08/31/2001	66,100,261
University Of Texas Systems Revenue Finance Systems (A-1+/P-1)
9,568,000	3.10	07/30/2001	9,568,000
8,113,000	2.65	11/27/2001	8,113,000
8,500,000	2.65	11/28/2001	8,500,000
7,500,000	2.60	11/29/2001	7,500,000

			$578,978,761

The accompanying notes are an integral part of these financial statements.

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Utah—2.4%
Central Water Conservancy District GO VRDN Refunding for Tender Option Series 1998 E (AMBAC) (A-1+/VMIG1)
$19,910,000	2.70%	07/05/2001	$19,910,000
Central Water Conservancy District GO VRDN Tender Option Bonds Series 1998 F (AMBAC) (A-1+/VMIG1)
15,110,000	2.70	07/05/2001	15,110,000
Intermountain Power Agency Series 85E (AMBAC) (A-1+/VMIG1)
5,000,000	2.65	10/15/2001	5,000,000
5,100,000	2.65	11/28/2001	5,100,000
State of Utah GO Series 1998 A (AAA/Aaa)
2,400,000	5.00	07/02/2001	2,400,041
State of Utah Highway Bonds Series 1999 C (A-1+/VMIG1)
8,000,000	2.60	07/05/2001	8,000,000
University of Utah University VRDN RB for Auxiliary & Campus Facilities Series 1997 A (A-1/VMIG1)
14,620,000	2.80	07/05/2001	14,620,000
Utah State GO Series 1997 F (AAA/Aaa)
3,475,000	5.00	07/02/2001	3,475,060

			$73,615,101

Virginia—1.6%
Fairfax County Virginia IDA VRDN for Health Care Inova Health Systems Series 2000 (A-1+/VMIG1)
$17,200,000	2.65%	07/05/2001	$17,200,000
Roanoke IDA RB for Roanoke Memorial Hospitals Series 1995 A(A-1/VMIG1)
17,100,000	3.30	07/02/2001	17,100,000
Roanoke IDA RB for Roanoke Memorial Hospitals Series 1995 B(A-1/VMIG1)
8,600,000	3.30	07/02/2001	8,600,000
Virginia College Building Authority Educational Facilities VRDN RBfor The University of Richmond Project Series 1999 (VMIG1)
3,000,000	2.65	07/05/2001	3,000,000
Virginia State Public School Authority GO Series 1999 B (AA+/Aa1)
4,600,000	5.00	08/01/2001	4,602,673

			$50,502,673

Washington—2.6%
King County Limited Tax GO Bonds VRDN Series 1994 A EagleTax-Exempt Trust Series 97C 4701 (A-1+)
$ 5,410,000	2.78%	07/05/2001	$ 5,410,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Washington(continued)
King County Sewer RB CP Series A (A-1/P-1)
$ 7,500,000	3.15%	07/20/2001	$7,500,000
10,000,000	3.00	08/27/2001	10,000,000
6,500,000	3.10	09/13/2001	6,500,000
State of Washington Eagle Tax-Exempt Trust Series 2000 Class A COPS (A-1+)
8,000,000	2.78	07/05/2001	8,000,000
Washington Public Power Supply System Nuclear Project No. 1 Series 1993 1A-2 (Bank of America LOC) (A-1+/VMIG1)
5,400,000	2.60	07/05/2001	5,400,000
Washington State Eagle Tax-Exempt Trust Series 984702 Class A (A-1+)
6,500,000	2.78	07/05/2001	6,500,000
Washington State GO Refunding Series 1991 R-92-A (AA+/Aa1)
4,500,000	6.20	09/04/2001	4,514,183
Washington State GO Refunding Series 1991 R-92-B (AA+/Aa1)
5,500,000	6.20	09/04/2001	5,517,827
Washington State GO-Eagle Tax-Exempt Trust Series 96C 4704 (A-1+)
8,525,000	2.78	07/05/2001	8,525,000
Washington State Health Care Facilities Authority VRDN RB for Sisters of Providence Series 1985 C (A-1+/VMIG1)
5,850,000	3.30	07/02/2001	5,850,000
Washington State Health Care Facilities Authority VRDN RB for Sisters of Providence Series 1985 D (Rabobank Nederland SPA) (A-1+/VMIG1)
6,400,000	3.30	07/02/2001	6,400,000

			$80,117,010

Wisconsin—0.8%
Milwaukee Metropolitan Sewage District GO Capital Purpose Bonds Series 1992 A Eagle Tax-Exempt Trust Series 944905 (A-1+)
$10,300,000	2.78%	07/05/2001	$10,300,000
Southeast Professional Baseball Park District Sales Tax Revenue PT 425 (A-1+)
5,500,000	2.76	07/05/2001	5,500,000
Wisconsin TRANS Eagle Tax-Exempt Trust Series 20004901 (A-1+)
7,615,000	2.78	07/05/2001	7,615,000

			$23,415,000

The accompanying notes are an integral part of these financial statements.

Statement of Investments

Financial Square Tax-Free Money Market Fund    (continued)
June 30, 2001
(Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Wyoming—1.1%
Sweetwater County PCRB for Pacificorp Project Series 1990 A (Commerzbank LOC) (VMIG1)
$ 8,500,000	2.95%		07/05/2001	$ 8,500,000
Wyoming State Educational Fund TRANS Series 2001 B(SP-1+)
25,000,000	3.50	>	06/27/2002	25,233,250

				$ 33,733,250

Total Investments				$3,144,825,804

>	A portion of this security represents a forward commitment.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

The accompanying notes are an integral part of these financial statements.

Investment Abbreviations:

AMBAC	—Insured by American Municipal Bond Assurance Corp.
BANS	—Bond Anticipation Notes
COPS	—Certificates of Participation
CP	—Commercial Paper
EBA	—Educational Building Authority
FGIC	—Insured by Financial Guaranty Insurance Co.
FNMA	—Insured by Federal National Mortgage Assoc.
FSA	—Insured by Financial Security Assurance Co.
GO	—General Obligation
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
IDRB	—Industrial Development Revenue Bond
LOC	—Letter of Credit
MBIA	—Insured by Municipal Bond Investors Assurance
MF Hsg.	—Multi-Family Housing
NRU	—National Rural Utilities Cooperation Finance Corp.
PCRB	—Pollution Control Revenue Bond
RANS	—Revenue Anticipation Notes
RB	—Revenue Bond
SPA	—Stand-by-Purchase Agreement
TAWS	—Tax Anticipation Warrants
TFA	—Transportation Finance Authority
TRANS	—Tax Revenue Anticipation Notes
VRDN	—Variable Rate Demand Note

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust—Financial Square Funds

Statements of Assets and Liabilities
June 30, 2001
(Unaudited)

	Prime Obligations Fund	Money Market Fund

Assets:
Investment in securities, at value based on amortized cost	$18,928,820,380	$ 9,687,136,639
Repurchase Agreements	4,097,500,000	2,263,100,000
Cash	56,377	34,017
Receivables:
Interest	63,613,135	44,460,168
Reimbursement from adviser	—	46,666
Other assets	103,446	60,920

Total assets	23,090,093,338	11,994,838,410

Liabilities:
Payables:
Investment securities purchased	1,229,807	—
Income distribution	77,285,103	38,898,379
Management fee	3,435,126	1,776,460
Accrued expenses and other liabilities	1,306,833	727,740

Total liabilities	83,256,869	41,402,579

Net Assets:
Paid-in capital	23,006,836,469	11,953,435,831
Accumulated net realized loss on investment transactions	—	—

Net assets	$23,006,836,469	$11,953,435,831

Net asset value, offering and redemption price per share:	$1.00	$1.00

Shares outstanding:
FST Shares	18,800,071,463	10,906,384,464
FST Select Shares	31,483,116	39,967,996
FST Preferred Shares	872,770,446	146,005,527
FST Administration Shares	2,227,488,942	459,314,925
FST Service Shares	1,075,022,502	401,762,919

Total shares outstanding, $.001 par value (unlimited number of shares authorized)	23,006,836,469	11,953,435,831

The accompanying notes are an integral part of these financial statements.

Treasury Obligations Fund	Treasury Instruments Fund	Government Fund	Federal Fund	Tax-Free Money Market Fund

$ 412,157,563	$1,471,204,681	$2,874,723,416	$13,063,389,046	$3,144,825,804
4,601,300,000	—	2,193,800,000	—	—
41,508	81,592	72,621	35,329	11,627,928

13,408,935	—	12,982,919	42,707,564	18,627,425
36,599	53,691	44,264	—	—
54,403	16,739	25,272	66,327	25,109

5,026,999,008	1,471,356,703	5,081,648,492	13,106,198,266	3,175,106,266

—	—	49,996,800	—	73,858,886
13,471,960	3,757,346	14,068,817	43,283,075	6,684,826
706,243	201,933	615,004	2,065,140	419,561
627,230	152,078	575,809	637,732	120,148

14,805,433	4,111,357	65,256,430	45,985,947	81,083,421

5,012,193,575	1,467,245,346	5,016,392,062	13,060,212,319	3,094,025,054
—	—	—	—	(2,209)

$5,012,193,575	$1,467,245,346	$5,016,392,062	$13,060,212,319	$3,094,022,845

$1.00	$1.00	$1.00	$1.00	$1.00

2,731,423,406	917,514,616	2,502,098,513	11,274,034,309	2,896,729,720
1,079	1,076	15,268,530	50,001,081	1,050
114,225,223	46,240,964	535,348,122	159,981,856	9,464,330
1,412,246,229	450,235,732	1,130,644,348	880,642,768	108,453,134
754,297,638	53,252,958	833,032,549	695,552,305	79,376,820

5,012,193,575	1,467,245,346	5,016,392,062	13,060,212,319	3,094,025,054

Goldman Sachs Trust—Financial Square Funds

Statements of Operations
For the Six Months Ended June 30, 2001
(Unaudited)

	Prime Obligations Fund	Money Market Fund

Investment income:
Interest	$520,118,366	$266,059,534

Expenses:
Management fees	20,342,138	10,435,017
Service Share fees	2,489,027	998,677
Administration Share fees	2,487,547	565,434
Custodian fees	648,931	364,054
Registration fees	586,954	345,341
Preferred Share fees	321,636	128,107
Professional fees	21,955	18,077
Select Share fees	10,391	4,798
Trustee fees	4,592	4,583
Other	117,264	47,692

Total expenses	27,030,435	12,911,780
Less—expense reductions	(3,474,069)	(1,848,701)

Net expenses	23,556,366	11,063,079

Net investment income	496,562,000	254,996,455

Net realized gain on investment transactions	2,806	95,577

Net increase in net assets resulting from operations	$496,564,806	$255,092,032

The accompanying notes are an integral part of these financial statements.

Treasury Obligations Fund	Treasury Instruments Fund	Government Fund	Federal Fund	Tax-Free Money Market Fund

$121,186,654	$22,997,599	$99,510,743	$320,245,233	$44,936,375

4,974,090	1,029,248	3,964,921	12,757,728	2,741,427
1,607,331	152,785	881,177	1,738,386	184,627
1,871,792	193,170	1,008,565	1,210,411	135,308
292,880	110,816	235,048	385,033	189,783
67,600	38,308	83,599	324,160	45,160
167,575	17,352	262,741	83,371	7,303
17,469	17,181	17,412	17,673	17,412
—	—	1,951	15,290	—
4,667	4,667	4,667	4,474	4,667
49,491	31,878	42,996	59,712	32,536

9,052,895	1,595,405	6,503,077	16,596,238	3,358,223
(783,349)	(267,645)	(789,884)	(934,544)	(572,996)

8,269,546	1,327,760	5,713,193	15,661,694	2,785,227

112,917,108	21,669,839	93,797,550	304,583,539	42,151,148

510,643	863,375	22,042	2,077,295	36,942

$113,427,751	$22,533,214	$93,819,592	$306,660,834	$42,188,090

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust—Financial Square Funds

Statements of Changes in Net Assets
For the Six Months Ended June, 30, 2001
(Unaudited)

	Prime Obligations Fund	Money Market Fund

From operations:
Net investment income	$ 496,562,000	$ 254,996,455
Net realized gain on investment transactions	2,806	95,577

Net increase in net assets resulting from operations	496,564,806	255,092,032

Distributions to shareholders:
From net investment income
FST Shares	(408,145,163)	(227,543,274)
FST Select Shares	(1,763,268)	(775,864)
FST Preferred Shares	(15,765,544)	(6,595,540)
FST Administration Shares	(48,079,015)	(10,950,673)
FST Service Shares	(22,811,816)	(9,226,681)

Total distributions to shareholders	(496,564,806)	(255,092,032)

From share transactions (at $1.00 per share):
Proceeds from sales of shares	95,485,537,627	47,535,804,504
Reinvestment of dividends and distributions	198,480,664	136,435,555
Cost of shares repurchased	(89,070,002,191)	(42,678,465,156)

Net increase in net assets resulting from share transactions	6,614,016,100	4,993,774,903

Total increase	6,614,016,100	4,993,774,903
Net assets:
Beginning of period	16,392,820,369	6,959,660,928

End of period	$23,006,836,469	$11,953,435,831

The accompanying notes are an integral part of these financial statements.

Treasury Obligations Fund	Treasury Instruments Fund	Government Fund	Federal Fund	Tax-Free Money Market Fund

$ 112,917,108	$ 21,669,839	$ 93,797,550	$ 304,583,539	$ 42,151,148
510,643	863,375	22,042	2,077,295	36,942

113,427,751	22,533,214	93,819,592	306,660,834	42,188,090

(57,326,894)	(17,548,325)	(54,196,147)	(261,589,481)	(39,357,366)
(26)	(25)	(319,858)	(2,397,383)	(17)
(8,291,994)	(739,321)	(12,858,154)	(3,908,558)	(222,272)
(34,031,283)	(2,997,880)	(18,681,471)	(23,082,172)	(1,584,173)
(13,777,554)	(1,247,663)	(7,763,962)	(15,683,240)	(987,320)

(113,427,751)	(22,533,214)	(93,819,592)	(306,660,834)	(42,151,148)

24,588,588,804	3,011,054,647	18,763,058,714	33,433,989,101	9,471,690,907
42,379,431	6,208,621	29,208,555	192,950,683	20,668,526
(24,439,459,756)	(2,397,553,155)	(16,875,890,870)	(30,932,391,752)	(9,289,990,017)

191,508,479	619,710,113	1,916,376,399	2,694,548,032	202,369,416

191,508,479	619,710,113	1,916,376,399	2,694,548,032	202,406,358

4,820,685,096	847,535,233	3,100,015,663	10,365,664,287	2,891,616,487

$ 5,012,193,575	$1,467,245,346	$ 5,016,392,062	$13,060,212,319	$3,094,022,845

Goldman Sachs Trust—Financial Square Funds

Statements of Changes in Net Assets
For the Year Ended December 31, 2000

	Prime Obligations Fund(a)	Money Market Fund(a)

From operations:
Net investment income	$ 808,768,911	$ 577,603,331
Net realized gain (loss) on investment transactions	27,972	5,515

Net increase in net assets resulting from operations	808,796,883	577,608,846

Distributions to shareholders:
From net investment income
FST Shares	(643,277,956)	(515,108,094)
FST Select Shares	(2,461,641)	(327,474)
FST Preferred Shares	(27,072,025)	(13,064,980)
FST Administration Shares	(92,292,548)	(26,876,202)
FST Service Shares	(43,692,713)	(22,232,096)

Total distributions to shareholders	(808,796,883)	(577,608,846)

From share transactions (at $1.00 per share):
Proceeds from sales of shares	128,093,497,046	74,298,995,541
Reinvestment of dividends and distributions	349,176,937	367,410,588
Cost of shares repurchased	(122,074,685,613)	(77,405,359,510)

Net increase (decrease) in net assets resulting from share transactions	6,367,988,370	(2,738,953,381)

Total increase (decrease)	6,367,988,370	(2,738,953,381)
Net assets:
Beginning of year	10,024,831,999	9,698,614,309

End of year	$ 16,392,820,369	$ 6,959,660,928

(a)  FST Select Shares commenced operations on January 31, 2000.

The accompanying notes are an integral part of these financial statements.

Treasury Obligations Fund(a)	Treasury Instruments Fund(a)	Government Fund(a)	Federal Fund(a)	Tax-Free Money Market Fund(a)

$ 247,291,425	$ 31,516,279	$ 192,235,183	$ 458,907,135	$ 95,229,281
6,292	173,452	10,401	238,948	(23,859)

247,297,717	31,689,731	192,245,584	459,146,083	95,205,422

(116,853,843)	(27,885,616)	(111,273,944)	(377,913,586)	(88,460,899)
(5,356)	(55)	(149,439)	(58)	(38)
(23,660,183)	(33,742)	(27,326,705)	(6,384,452)	(1,235,018)
(76,653,762)	(1,448,524)	(35,886,505)	(42,660,019)	(3,332,807)
(30,124,573)	(2,321,794)	(17,608,991)	(32,187,968)	(2,200,519)

(247,297,717)	(31,689,731)	(192,245,584)	(459,146,083)	(95,229,281)

54,354,375,017	3,517,963,434	25,479,473,292	47,953,357,097	19,454,021,407
97,707,550	7,131,397	73,907,133	297,496,918	55,898,926
(53,977,721,246)	(3,216,342,869)	(25,849,253,116)	(43,546,062,945)	(18,622,397,813)

474,361,321	308,751,962	(295,872,691)	4,704,791,070	887,522,520

474,361,321	308,751,962	(295,872,691)	4,704,791,070	887,498,661

4,346,323,775	538,783,271	3,395,888,354	5,660,873,217	2,004,117,826

$ 4,820,685,096	$ 847,535,233	$ 3,100,015,663	$10,365,664,287	$ 2,891,616,487

.

Goldman Sachs Trust—Financial Square Funds

Notes to Financial Statements
June 30, 2001
(Unaudited)

1.	Organization
Goldman Sachs Trust (the “Trust”) is a Delaware business trust registered under the Investment Company Act of 1940 (as amended) as an open-end, management investment company. The Trust includes the Financial Square Funds, collectively, “the Funds”, or individually, a “Fund”. Financial Square consists of seven diversified funds: Prime Obligations, Money Market, Treasury Obligations, Treasury Instruments, Government, Federal and Tax-Free Money Market. The Funds offer five classes of shares—FST Shares, FST Select Shares, FST Preferred Shares, FST Administration Shares and FST Service Shares. The investment objective of the Funds is to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity by investing exclusively in high quality money market instruments.

2.	Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts. Actual results could differ from those estimates.

A.    Investment Valuation—
Each Fund uses the amortized-cost method for valuing portfolio securities, which approximates market value. Under this method, all investments purchased at a discount or premium are valued by amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity.

B.    Security Transactions and Interest Income—
Security transactions are accounted for on a trade date basis. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis. Interest income is recorded on the basis of interest accrued, premium amortized and discount earned. Net investment income (other than class specific expenses) and realized gains or losses are allocated daily to each class of shares of the Fund based upon the relative proportion of net assets of each class.

C.    Federal Taxes—
It is each Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all of its investment company tax-exempt and taxable income to its shareholders. Accordingly, no federal tax provisions are required. Income distributions are declared daily and paid monthly by the Funds.
     The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with income tax rules. Therefore, the source of the Funds’ distributions is shown in the accompanying financial statements as from net investment income.
     At December 31, 2000 (tax year-end), the following Fund had a capital loss carryforward for U.S. federal tax purposes of approximately:
Fund	Amount	Years of Expiration
Tax-Free Money Market	$39,000	2005-2008
This amount is available to be carried forward to offset future net capital gains to the extent permitted by applicable laws or regulations.
     The amortized cost for each Fund stated in the accompanying Statements of Assets and Liabilities also represents aggregate cost for U.S. federal income tax purposes.

D.    Expenses—
Expenses incurred by the Funds which do not specifically relate to an individual Fund are allocated to the Funds on a straight-line or pro-rata basis depending upon the nature of the expense.
     Shareholders of FST Select, FST Preferred, FST Administration and FST Service shares bear all expenses and fees paid to service organizations.

E.    Segregation Transactions—
The Funds may enter into forward commitments. These transactions involve a commitment by the Funds to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond a customary settlement. As a result of entering into these transactions, the Funds are required to segregate liquid assets on the accounting records equal to or greater than the market value of the corresponding transactions.

F.    Repurchase Agreements—
Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities, including accrued interest, is required to equal or exceed the value of the repurchase agreement. The underlying securities for all repurchase agreements are held in safekeeping at the Funds’ custodian or designated subcustodians under triparty repurchase agreements.

3.	Agreements
Goldman Sachs Asset Management (“GSAM”), a separate business unit of the Investment Management Division of Goldman, Sachs & Co. (“Goldman Sachs”), acts as investment adviser (the “Adviser”), pursuant to an Investment Management Agreement (the “Agreement”). Under the Agreement, GSAM, subject to the general supervision of the Trust’s Board of Trustees, manages the Funds’ portfolios. As compensation for the services rendered pursuant to the Agreement and the assumption of the expenses related thereto and administering the Funds’ business affairs, including providing facilities, GSAM is entitled to a fee, computed daily and payable monthly, at an annual rate equal to .205% of each Fund’s average daily net assets. For the six months ended June 30, 2001, GSAM has voluntarily agreed to waive a portion of its management fee equal annually to .035% of the average daily net assets of Prime Obligations, Money Market, Government and Tax-Free Money Market Funds and .015% of the average daily net assets of the Federal Fund, effective May 1, 2000 (previously .035%), Treasury Obligations and Treasury Instruments, effective May 1, 2001 (previously .035%).
     GSAM has voluntarily agreed to limit “Other Expenses” of each Fund (excluding management fees, service organization fees, taxes, interest, brokerage commissions, litigation, indemnification, and other extraordinary expenses) to the extent such expenses exceed, on an annual basis, .01% of the average daily net assets of each Fund.
     In addition, the Funds have entered into certain expense offset arrangements with the custodian resulting in a reduction in the Funds’ expenses.
     For the six months ended June 30, 2001, the expense reductions were as follows (in thousands):

Fund	Management Fees Waived	Expenses Reimbursed by Adviser	Custody Fee Reductions	Total

Prime Obligations	$3,473	$ —	$ 1	$3,474

Money Market	1,782	63	4	1,849

Treasury Obligations	691	91	1	783

Treasury Instruments	135	132	1	268

Government	677	112	1	790

Federal	934	—	1	935

Tax-Free MoneyMarket	468	—	105	573

     Goldman Sachs serves as Transfer Agent and Distributor of shares of the Funds pursuant to Transfer Agent and Distribution Agreements and receives no separate fee.

Goldman Sachs Trust—Financial Square Funds

Notes to Financial Statements    (continued)
June 30, 2001
(Unaudited)

4.	Select, Preferred, Administration and Service Plans
The Trust, on behalf of each Fund, has adopted Service Plans. These plans allow for FST Select, FST Preferred, FST Administration and FST Service shares, respectively, to compensate service organizations for providing varying levels of account administration and shareholder liaison services to their customers who are beneficial owners of such shares. The Service Plans for FST Select, FST Preferred, FST Administration and FST Service shares provide for compensation to the service organizations in an amount up to 0.03%, 0.10%, 0.25% and 0.50% (on an annual basis), respectively, of the average daily net asset value of the respective shares.

5.	Line of Credit Facility
The Funds participate in a $350,000,000 committed, unsecured revolving line of credit facility. Under the most restrictive arrangement, each Fund must own securities having a market value in excess of 400% of the total bank borrowings. This facility is to be used solely for temporary or emergency purposes. The interest rate on borrowings is based on the Federal Funds rate. The committed facility also requires a fee to be paid by the Funds based on the amount of the commitment which has not been utilized. During the period ended June 30, 2001, the Funds did not have any borrowings under this facility.
6.	Joint Repurchase Agreement Accounts
The Funds, together with other registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash balances into joint accounts, the daily aggregate balances of which are invested in one or more repurchase agreements.
     At June 30, 2001, the Prime Obligations, Money Market, Treasury Obligations and Government Funds had undivided interests in the following joint repurchase agreement account, which equaled $239,800,000, $178,000,000, $1,977,800,000 and $143,100,000 in principal amount, respectively. At June 30, 2001, the repurchase agreements held in this joint account were fully collateralized by U.S. Treasury obligations.

Repurchase Agreements

Principal Amount	Interest Rate	Maturity Date	Amortized Cost	Maturity Value

Barclays Capital PLC
$1,000,000,000	3.97%	07/02/2001	$1,000,000,000	$1,000,330,833
Salomon Smith Barney
1,200,000,000	4.00	07/02/2001	1,200,000,000	1,200,400,000
UBS Warburg LLC
200,000,000	3.95	07/02/2001	200,000,000	200,065,833
UBS Warburg LLC
1,093,400,000	3.97	07/02/2001	1,093,400,000	1,093,761,733

Total Joint Repurchase Agreement Account I			$3,493,400,000	$3,494,558,399

At June 30, 2001, the Prime Obligations, Money Market, and Government Funds had undivided interests in the repurchase agreements in the following joint account which equaled $2,825,000,000, $1,725,000,000 and $1,550,000,000, respectively, in principal amount. At June 30, 2001, the following repurchase agreements held in this joint account were fully collateralized by Federal Agency obligations.

Repurchase Agreements

Principal Amount	Interest Rate	Maturity Date	Amortized Cost	Maturity Value

Banc of America Securities LLC
$ 500,000,000	4.14%	07/02/2001	$ 500,000,000	$ 500,172,500
Barclays Capital, Inc.
1,000,000,000	4.12	07/02/2001	1,000,000,000	1,000,343,333
Bear Stearns Companies, Inc.
1,000,000,000	4.12	07/02/2001	1,000,000,000	1,000,343,333
Chase Securities
2,000,000,000	4.10	07/02/2001	2,000,000,000	2,000,683,333
Credit Suisse First Boston Corp.
1,000,000,000	4.10	07/02/2001	1,000,000,000	1,000,341,667
Greenwich Capital Markets
100,000,000	4.10	07/02/2001	100,000,000	100,034,167
Lehman Brothers
1,000,000,000	4.10	07/02/2001	1,000,000,000	1,000,341,667
Salomon Smith Barney Holdings, Inc.
1,000,000,000	4.10	07/02/2001	1,000,000,000	1,000,341,667
UBS Warburg LLC
1,399,500,000	4.12	07/02/2001	1,399,500,000	1,399,980,495

Total Joint Repurchase Agreement Account II			$8,999,500,000	$9,002,582,162

7.	Other Matters

Pursuant to Securities and Exchange Commission exemptive orders, certain of the Funds may enter into certain principal transactions, including repurchase agreements, with Goldman Sachs.

Goldman Sachs Trust—Financial Square Funds

Notes to Financial Statements    (continued)
June 30, 2001
(Unaudited)

8.	Summary of Share Transactions (at $1.00 per share)
Share activity for the six months ended June 30, 2001 is as follows:

	Prime Obligations Fund	Money Market Fund

FST Shares:
Shares sold	78,747,086,228	43,438,012,515
Reinvestment of dividends and distributions	162,987,502	120,772,607
Shares repurchased	(72,887,002,681)	(38,607,263,142)

	6,023,071,049	4,951,521,980

FST Select Shares
Shares sold	655,659,571	177,819,573
Reinvestment of dividends and distributions	1,291,789	559,782
Shares repurchased	(696,287,897)	(161,006,535)

	(39,336,537)	17,372,820

FST Preferred Shares:
Shares sold	2,866,663,418	1,152,051,538
Reinvestment of dividends and distributions	7,360,514	5,769,747
Shares repurchased	(2,456,136,274)	(1,175,594,937)

	417,887,658	(17,773,652)

FST Administration Shares:
Shares sold	8,823,265,055	1,886,643,052
Reinvestment of dividends and distributions	15,003,215	5,861,119
Shares repurchased	(8,695,524,107)	(1,854,686,843)

	142,744,163	37,817,328

FST Service Shares:
Shares sold	4,392,863,355	881,277,826
Reinvestment of dividends and distributions	11,837,644	3,472,300
Shares repurchased	(4,335,051,232)	(879,913,699)

	69,649,767	4,836,427

Net increase in shares	6,614,016,100	4,993,774,903

Treasury Obligations Fund	Treasury Instruments Fund	Government Fund	Federal Fund	Tax-Free Money Market Fund

13,076,787,476	2,109,025,528	13,357,613,043	26,944,044,090	8,886,558,664
21,246,618	3,506,462	11,869,007	179,989,370	19,924,790
(12,860,061,167)	(1,929,443,840)	(12,726,649,445)	(24,146,787,198)	(8,702,888,215)

237,972,927	183,088,150	642,832,605	2,977,246,262	203,595,239

—	—	9,630,588	1,787,907,185	—
22	22	243,769	23	14
—	—	(5,853,168)	(1,737,907,185)	—

22	22	4,021,189	50,000,023	14

3,065,709,603	45,377,610	1,362,336,633	669,737,140	132,432,646
1,094,901	603,726	9,927,324	1,979,290	89,666
(3,223,966,936)	(2,120,499)	(1,198,026,250)	(656,734,893)	(141,626,304)

(157,162,432)	43,860,837	174,237,707	14,981,537	(9,103,992)

5,490,714,747	468,007,414	2,487,442,414	1,886,660,605	195,863,657
11,057,660	1,562,391	5,615,096	6,174,600	190,152
(5,469,254,424)	(61,867,489)	(1,957,450,527)	(2,036,376,473)	(195,937,360)

32,517,983	407,702,316	535,606,983	(143,541,268)	116,449

2,955,376,978	388,644,095	1,546,036,036	2,145,640,081	256,835,940
8,980,230	536,020	1,553,359	4,807,400	463,904
(2,886,177,229)	(404,121,327)	(987,911,480)	(2,354,586,003)	(249,538,138)

78,179,979	(14,941,212)	559,677,915	(204,138,522)	7,761,706

191,508,479	619,710,113	1,916,376,399	2,694,548,032	202,369,416

Goldman Sachs Trust—Financial Square Funds

Notes to Financial Statements    (continued)
June 30, 2001
(Unaudited)

8.	Summary of Share Transactions (at $1.00 per share) (continued)
Share activity for the year ended December 31, 2000 is as follows:

	Prime Obligations Fund	Money Market Fund

FST Shares:
Shares sold	102,891,021,919	66,636,093,834
Reinvestment of dividends and distributions	272,908,478	327,844,842
Shares repurchased	(98,449,479,423)	(69,756,937,689)

	4,714,450,974	(2,792,999,013)

FST Select Shares (commenced on January 31, 2000):
Shares sold	793,375,221	40,444,998
Reinvestment of dividends and distributions	2,461,591	318,584
Shares repurchased	(725,017,159)	(18,168,406)

	70,819,653	22,595,176

FST Preferred Shares:
Shares sold	3,770,935,490	2,434,200,707
Reinvestment of dividends and distributions	12,186,809	12,225,392
Shares repurchased	(3,547,950,556)	(2,523,826,153)

	235,171,743	(77,400,054)

FST Administration Shares:
Shares sold	13,084,591,947	3,276,071,791
Reinvestment of dividends and distributions	34,513,852	16,330,366
Shares repurchased	(12,086,191,646)	(3,274,506,124)

	1,032,914,153	17,896,033

FST Service Shares:
Shares sold	7,553,572,469	1,912,184,211
Reinvestment of dividends and distributions	27,106,207	10,691,404
Shares repurchased	(7,266,046,829)	(1,831,921,138)

	314,631,847	90,954,477

Net increase (decrease) in shares	6,367,988,370	(2,738,953,381)

Treasury Obligations Fund	Treasury Instruments Fund	Government Fund	Federal Fund	Tax-Free Money Market Fund

31,981,727,498	2,861,629,691	17,435,631,891	37,948,158,960	18,438,277,468
44,837,086	5,512,891	29,298,236	270,093,560	53,529,498
(31,853,694,886)	(2,561,448,611)	(17,865,938,892)	(34,127,583,073)	(17,574,013,923)

172,869,698	305,693,971	(401,008,765)	4,090,669,447	917,793,043

4,377,000	1,000	24,668,019	1,000	1,000
58	54	133,072	58	36
(4,376,001)	—	(13,553,750)	—	—

1,057	1,054	11,247,341	1,058	1,036

4,350,400,865	9,022,426	3,165,841,841	2,070,715,437	274,893,832
2,146,623	29,784	23,161,441	5,553,169	317,644
(4,379,084,563)	(6,880,023)	(3,009,048,773)	(2,117,858,493)	(288,002,410)

(26,537,075)	2,172,187	179,954,509	(41,589,887)	(12,790,934)

12,504,308,044	74,270,517	3,574,596,460	3,203,045,905	377,741,557
26,352,607	717,324	15,861,101	10,108,187	1,066,922
(12,308,757,661)	(100,201,925)	(3,514,686,352)	(2,978,499,168)	(398,438,930)

221,902,990	(25,214,084)	75,771,209	234,654,924	(19,630,451)

5,513,561,610	573,039,800	1,278,735,081	4,731,435,795	363,107,550
24,371,176	871,344	5,453,283	11,741,944	984,826
(5,431,808,135)	(547,812,310)	(1,446,025,349)	(4,322,122,211)	(361,942,550)

106,124,651	26,098,834	(161,836,985)	421,055,528	2,149,826

474,361,321	308,751,962	(295,872,691)	4,704,791,070	887,522,520

Goldman Sachs Trust—Financial Square Funds

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period
Prime Obligations Fund

												Ratios assuming no expense reductions

	Net asset value, beginning of period	Net investment income(a)	Distributions to shareholders	Net asset value, end of period	Total return(b)		Net assets, end of period (in 000’s)	Ratio of net expenses to average net assets		Ratio of net investment income to average net assets		Ratio of expenses to average net assets		Ratio of net investment income to average net assets

For the Six Months Ended June 30, (Unaudited)

2001-FST Shares	$1.00	$0.03	$(0.03)	$1.00	2.57	%(d)	$18,800,071	0.18	%(c)	5.06	%(c)	0.22	%(c)	5.02	%(c)
2001-FST Select Shares	1.00	0.03	(0.03)	1.00	2.55	(d)	31,483	0.21	(c)	5.10	(c)	0.25	(c)	5.06	(c)
2001-FST Preferred Shares	1.00	0.02	(0.02)	1.00	2.52	(d)	872,770	0.28	(c)	4.91	(c)	0.32	(c)	4.87	(c)
2001-FST Administration Shares	1.00	0.02	(0.02)	1.00	2.44	(d)	2,227,489	0.43	(c)	4.84	(c)	0.47	(c)	4.80	(c)
2001-FST Service Shares	1.00	0.02	(0.02)	1.00	2.31	(d)	1,075,023	0.68	(c)	4.59	(c)	0.72	(c)	4.55	(c)

For the Years Ended December 31,

2000-FST Shares	1.00	0.06	(0.06)	1.00	6.44		12,777,000	0.18		6.32		0.22		6.28
2000-FST Select Shares (commenced January 31)	1.00	0.06	(0.06)	1.00	5.93	(d)	70,819	0.21	(c)	6.48	(c)	0.25	(c)	6.44	(c)
2000-FST Preferred Shares	1.00	0.06	(0.06)	1.00	6.34		454,883	0.28		6.21		0.32		6.17
2000-FST Administration Shares	1.00	0.06	(0.06)	1.00	6.18		2,084,745	0.43		6.09		0.47		6.05
2000-FST Service Shares	1.00	0.06	(0.06)	1.00	5.91		1,005,373	0.68		5.81		0.72		5.77

1999-FST Shares	1.00	0.05	(0.05)	1.00	5.18		8,062,549	0.18		5.09		0.23		5.04
1999-FST Preferred Shares	1.00	0.05	(0.05)	1.00	5.07		219,711	0.28		4.87		0.33		4.82
1999-FST Administration Shares	1.00	0.05	(0.05)	1.00	4.91		1,051,831	0.43		4.88		0.48		4.83
1999-FST Service Shares	1.00	0.05	(0.05)	1.00	4.65		690,741	0.68		4.60		0.73		4.55

1998-FST Shares	1.00	0.05	(0.05)	1.00	5.55		5,831,773	0.18		5.39		0.24		5.33
1998-FST Preferred Shares	1.00	0.05	(0.05)	1.00	5.45		132,558	0.28		5.26		0.34		5.20
1998-FST Administration Shares	1.00	0.05	(0.05)	1.00	5.29		331,196	0.43		5.14		0.49		5.08
1998-FST Service Shares	1.00	0.05	(0.05)	1.00	5.03		336,205	0.68		4.89		0.74		4.83

1997-FST Shares	1.00	0.05	(0.05)	1.00	5.60		3,867,739	0.18		5.46		0.23		5.41
1997-FST Preferred Shares	1.00	0.05	(0.05)	1.00	5.50		152,767	0.28		5.38		0.33		5.33
1997-FST Administration Shares	1.00	0.05	(0.05)	1.00	5.34		241,607	0.43		5.22		0.48		5.17
1997-FST Service Shares	1.00	0.05	(0.05)	1.00	5.08		176,133	0.68		4.97		0.73		4.92

1996-FST Shares	1.00	0.05	(0.05)	1.00	5.41		3,901,797	0.18		5.29		0.23		5.24
1996-FST Preferred Shares (commenced May 1)	1.00	0.03	(0.03)	1.00	5.28	(c)	127,126	0.28	(c)	5.19	(c)	0.33	(c)	5.14	(c)
1996-FST Administration Shares	1.00	0.05	(0.05)	1.00	5.14		215,898	0.43		5.06		0.48		5.01
1996-FST Service Shares	1.00	0.05	(0.05)	1.00	4.88		115,114	0.68		4.78		0.73		4.73

(a)	Calculated based on the average shares outstanding methodology.
(b)
Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)	Annualized.
(d)	Not annualized.

The accompanying notes are an integral part of these financial statements

Goldman Sachs Trust—Financial Square Funds

Financial Highlights    (continued)  Selected Data for a Share Outstanding Throughout Each Period  Money Market Fund

												Ratios assuming no expense reductions

	Net asset value, beginning of period	Net investment income(a)	Distributions to shareholders	Net asset value, end of period	Total return(b)		Net assets, end of period (in 000’s)	Ratio of net expenses to average net assets		Ratio of net investment income to average net assets		Ratio of expenses to average net assets		Ratio of net investment income to average net assets

For the Six Months Ended June 30, (Unaudited)

2001-FST Shares	$1.00	$0.03	$(0.03)	$1.00	2.57	%(d)	$10,906,384	0.18	%(c)	5.04	%(c)	0.22	%(c)	5.00	%(c)
2001-FST Select Shares	1.00	0.03	(0.03)	1.00	2.55	(d)	39,968	0.21	(c)	4.86	(c)	0.25	(c)	4.82	(c)
2001-FST Preferred Shares	1.00	0.03	(0.03)	1.00	2.51	(d)	146,006	0.28	(c)	5.15	(c)	0.32	(c)	5.11	(c)
2001-FST Administration Shares	1.00	0.02	(0.02)	1.00	2.44	(d)	459,315	0.43	(c)	4.85	(c)	0.47	(c)	4.81	(c)
2001-FST Service Shares	1.00	0.02	(0.02)	1.00	2.31	(d)	401,763	0.68	(c)	4.62	(c)	0.72	(c)	4.58	(c)

For the Years Ended December 31,

2000-FST Shares	1.00	0.06	(0.06)	1.00	6.44		5,954,862	0.18		6.25		0.22		6.21
2000-FST Select Shares (commenced January 31)	1.00	0.06	(0.06)	1.00	5.93	(d)	22,595	0.21	(c)	6.41	(c)	0.25	(c)	6.37	(c)
2000-FST Preferred Shares	1.00	0.06	(0.06)	1.00	6.34		163,779	0.28		6.11		0.32		6.07
2000-FST Administration Shares	1.00	0.06	(0.06)	1.00	6.18		421,498	0.43		6.02		0.47		5.98
2000-FST Service Shares	1.00	0.06	(0.06)	1.00	5.92		396,927	0.68		5.78		0.72		5.74

1999-FST Shares	1.00	0.05	(0.05)	1.00	5.18		8,747,861	0.18		5.08		0.22		5.04
1999-FST Preferred Shares	1.00	0.05	(0.05)	1.00	5.07		241,179	0.28		4.99		0.32		4.95
1999-FST Administration Shares	1.00	0.05	(0.05)	1.00	4.92		403,602	0.43		4.81		0.47		4.77
1999-FST Service Shares	1.00	0.05	(0.05)	1.00	4.66		305,972	0.68		4.53		0.72		4.49

1998-FST Shares	1.00	0.05	(0.05)	1.00	5.55		4,995,782	0.18		5.40		0.23		5.35
1998-FST Preferred Shares	1.00	0.05	(0.05)	1.00	5.45		93,218	0.28		5.30		0.33		5.25
1998-FST Administration Shares	1.00	0.05	(0.05)	1.00	5.29		399,474	0.43		5.16		0.48		5.11
1998-FST Service Shares	1.00	0.05	(0.05)	1.00	5.03		496,520	0.68		4.86		0.73		4.81

1997-FST Shares	1.00	0.06	(0.06)	1.00	5.63		4,346,519	0.18		5.50		0.23		5.45
1997-FST Preferred Shares	1.00	0.05	(0.05)	1.00	5.53		20,258	0.28		5.44		0.33		5.39
1997-FST Administration Shares	1.00	0.05	(0.05)	1.00	5.37		221,256	0.43		5.26		0.48		5.21
1997-FST Service Shares	1.00	0.05	(0.05)	1.00	5.11		316,304	0.68		4.99		0.73		4.94

1996-FST Shares	1.00	0.05	(0.05)	1.00	5.45		2,540,366	0.18		5.33		0.23		5.28
1996-FST Preferred Shares (commenced May 1)	1.00	0.03	(0.03)	1.00	5.31	(c)	17,510	0.28	(c)	5.23	(c)	0.33	(c)	5.18	(c)
1996-FST Administration Shares	1.00	0.05	(0.05)	1.00	5.19		165,766	0.43		5.04		0.48		4.99
1996-FST Service Shares	1.00	0.05	(0.05)	1.00	4.93		234,376	0.68		4.84		0.73		4.79

(a) Calculated based on the average shares outstanding methodology.
(b) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
(c) Annualized.
(d) Not annualized.

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust—Financial Square Funds

Financial Highlights    (continued)
Selected Data for a Share Outstanding Throughout Each Period
Treasury Obligations Fund

												Ratios assuming no expense reductions

	Net asset value, beginning of period	Net investment income(a)	Distributions to shareholders	Net asset value, end of period	Total return(b)		Net assets, end of period (in 000’s)	Ratio of net expenses to average net assets		Ratio of net investment income to average net assets		Ratio of expenses to average net assets		Ratio of net investment income to average net assets

For the Six Months Ended June 30, (Unaudited)
2001-FST Shares	$1.00	$0.02	$(0.02)	$1.00	2.42	%(d)	$2,731,424	0.19	%(c)	4.82	%(c)	0.22	%(c)	4.79	%(c)
2001-FST Select Shares	1.00	0.02	(0.02)	1.00	2.40	(d)	1	0.22	(c)	4.83	(c)	0.25	(c)	4.80	(c)
2001-FST Preferred Shares	1.00	0.02	(0.02)	1.00	2.37	(d)	114,225	0.29	(c)	4.94	(c)	0.32	(c)	4.91	(c)
2001-FST Administration Shares	1.00	0.02	(0.02)	1.00	2.29	(d)	1,412,246	0.44	(c)	4.54	(c)	0.47	(c)	4.51	(c)
2001-FST Service Shares	1.00	0.02	(0.02)	1.00	2.16	(d)	754,298	0.69	(c)	4.28	(c)	0.72	(c)	4.25	(c)

For the Years Ended December 31,
2000-FST Shares	1.00	0.06	(0.06)	1.00	6.18		2,493,450	0.18		6.04		0.23		5.99
2000-FST Select Shares (commenced January 31)	1.00	0.06	(0.06)	1.00	5.75	(d)	1	0.21	(c)	6.33	(c)	0.26	(c)	6.28	(c)
2000-FST Preferred Shares	1.00	0.06	(0.06)	1.00	6.08		271,388	0.28		5.95		0.33		5.90
2000-FST Administration Shares	1.00	0.06	(0.06)	1.00	5.92		1,379,728	0.43		5.83		0.48		5.78
2000-FST Service Shares	1.00	0.06	(0.06)	1.00	5.66		676,118	0.68		5.55		0.73		5.50

1999-FST Shares	1.00	0.05	(0.05)	1.00	4.88		2,320,581	0.18		4.75		0.23		4.70
1999-FST Preferred Shares	1.00	0.05	(0.05)	1.00	4.78		297,925	0.28		4.67		0.33		4.62
1999-FST Administration Shares	1.00	0.05	(0.05)	1.00	4.62		1,157,825	0.43		4.53		0.48		4.48
1999-FST Service Shares	1.00	0.04	(0.04)	1.00	4.36		569,993	0.68		4.28		0.73		4.23

1998-FST Shares	1.00	0.05	(0.05)	1.00	5.40		3,521,389	0.18		5.22		0.23		5.17
1998-FST Preferred Shares	1.00	0.05	(0.05)	1.00	5.29		285,240	0.28		5.20		0.33		5.15
1998-FST Administration Shares	1.00	0.05	(0.05)	1.00	5.14		1,080,454	0.43		4.94		0.48		4.89
1998-FST Service Shares	1.00	0.05	(0.05)	1.00	4.87		501,619	0.68		4.69		0.73		4.64

1997-FST Shares	1.00	0.05	(0.05)	1.00	5.50		2,217,943	0.18		5.36		0.23		5.31
1997-FST Preferred Shares	1.00	0.05	(0.05)	1.00	5.40		245,355	0.28		5.32		0.33		5.27
1997-FST Administration Shares	1.00	0.05	(0.05)	1.00	5.24		738,865	0.43		5.12		0.48		5.07
1997-FST Service Shares	1.00	0.05	(0.05)	1.00	4.98		312,991	0.68		4.87		0.73		4.82

1996-FST Shares	1.00	0.05	(0.05)	1.00	5.35		2,291,051	0.18		5.22		0.24		5.16
1996-FST Preferred Shares (commenced May 1)	1.00	0.03	(0.03)	1.00	5.24	(c)	46,637	0.28	(c)	5.11	(c)	0.34	(c)	5.05	(c)
1996-FST Administration Shares	1.00	0.05	(0.05)	1.00	5.09		536,895	0.43		4.97		0.49		4.91
1996-FST Service Shares	1.00	0.05	(0.05)	1.00	4.83		220,560	0.68		4.72		0.74		4.66

(a)	Calculated based on the average shares outstanding methodology.
(b)
Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)	Annualized.
(d)	Not annualized.

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust—Financial Square Funds

Financial Highlights    (continued)
Selected Data for a Share Outstanding Throughout Each Period
Treasury Instruments Fund

												Ratios assuming no expense reductions

	Net asset value, beginning of period	Net investment income(a)	Distributions to shareholders	Net asset value, end of period	Total return(b)		Net assets, end of period (in 000’s)	Ratio of net expenses to average net assets		Ratio of net investment income to average net assets		Ratio of expenses to average net assets		Ratio of net investment income to average net assets

For the Six Months Ended June 30, (Unaudited)
2001-FST Shares	$1.00	$0.02	$(0.02)	$1.00	2.36	%(d)	$917,514	0.19	%(c)	4.66	%(c)	0.24	%(c)	4.61	%(c)
2001-FST Select Shares	1.00	0.02	(0.02)	1.00	2.34	(d)	1	0.22	(c)	4.76	(c)	0.27	(c)	4.71	(c)
2001-FST Preferred Shares	1.00	0.02	(0.02)	1.00	2.31	(d)	46,241	0.29	(c)	4.26	(c)	0.34	(c)	4.21	(c)
2001-FST Administration Shares	1.00	0.02	(0.02)	1.00	2.23	(d)	450,236	0.44	(c)	3.88	(c)	0.49	(c)	3.83	(c)
2001-FST Service Shares	1.00	0.02	(0.02)	1.00	2.10	(d)	53,253	0.69	(c)	4.08	(c)	0.74	(c)	4.03	(c)

For the Years Ended December 31,
2000-FST Shares	1.00	0.06	(0.06)	1.00	5.90		734,427	0.18		5.80		0.28		5.70
2000-FST Select Shares (commenced January 31)	1.00	0.05	(0.05)	1.00	5.44	(d)	1	0.21	(c)	5.85	(c)	0.31	(c)	5.75	(c)
2000-FST Preferred Shares	1.00	0.06	(0.06)	1.00	5.79		2,380	0.28		5.67		0.38		5.57
2000-FST Administration Shares	1.00	0.06	(0.06)	1.00	5.64		42,533	0.43		5.40		0.53		5.30
2000-FST Service Shares	1.00	0.05	(0.05)	1.00	5.38		68,194	0.68		5.18		0.78		5.08

1999-FST Shares	1.00	0.05	(0.05)	1.00	4.60		428,732	0.18		4.51		0.24		4.45
1999-FST Preferred Shares	1.00	0.04	(0.04)	1.00	4.49		208	0.28		4.53		0.34		4.47
1999-FST Administration Shares	1.00	0.04	(0.04)	1.00	4.34		67,748	0.43		4.29		0.49		4.23
1999-FST Service Shares	1.00	0.04	(0.04)	1.00	4.08		42,095	0.68		4.07		0.74		4.01

1998-FST Shares	1.00	0.05	(0.05)	1.00	5.05		822,207	0.18		4.74		0.29		4.63
1998-FST Preferred Shares	1.00	0.05	(0.05)	1.00	4.94		2	0.28		4.68		0.39		4.57
1998-FST Administration Shares	1.00	0.05	(0.05)	1.00	4.79		23,676	0.43		4.62		0.54		4.51
1998-FST Service Shares	1.00	0.04	(0.04)	1.00	4.53		17,128	0.68		4.37		0.79		4.26

For the Period Ended December 31,
1997-FST Shares (commenced March 3)	1.00	0.04	(0.04)	1.00	5.25	(c)	496,419	0.18	(c)	5.09	(c)	0.29	(c)	4.98	(c)
1997-FST Preferred Shares (commenced May 30)	1.00	0.03	(0.03)	1.00	5.13	(c)	2	0.28	(c)	5.00	(c)	0.39	(c)	4.89	(c)
1997-FST Administration Shares (commenced April 1)	1.00	0.04	(0.04)	1.00	4.99	(c)	4,159	0.43	(c)	4.84	(c)	0.54	(c)	4.73	(c)
1997-FST Service Shares (commenced March 5)	1.00	0.04	(0.04)	1.00	4.71	(c)	20,177	0.68	(c)	4.62	(c)	0.79	(c)	4.51	(c)

(a)	Calculated based on the average shares outstanding methodology.
(b)
Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)	Annualized.
(d)	Not annualized.

The accompanying notes are an integral part of these financial statements

Goldman Sachs Trust—Financial Square Funds

Financial Highlights    (continued)
Selected Data for a Share Outstanding Throughout Each Period
Government Fund

												Ratios assuming no expense reductions

	Net asset value, beginning of period	Net investment income(a)	Distributions to shareholders	Net asset value, end of period	Total return(b)		Net assets, end period (in 000’s)	Ratio of net expenses to average net assets		Ratio of net investment income to average net assets		Ratio of expenses to average net assets		Ratio of net investment income to average net assets

Forthe Six Months Ended June 30, (Unaudited)

2001-FST Shares	$1.00	$0.02	$(0.02)	$1.00	2.51	%(d)	$2,502,098	0.18	%(c)	4.99	%(c)	0.22	%(c)	4.95	%(c)
2001-FST Select Shares	1.00	0.02	(0.02)	1.00	2.49	(d)	15,269	0.21	(c)	4.92	(c)	0.25	(c)	4.88	(c)
2001-FST Preferred Shares	1.00	0.02	(0.02)	1.00	2.46	(d)	535,348	0.28	(c)	4.89	(c)	0.32	(c)	4.85	(c)
2001-FST Administration Shares	1.00	0.02	(0.02)	1.00	2.38	(d)	1,130,644	0.43	(c)	4.63	(c)	0.47	(c)	4.59	(c)
2001-FST Service Shares	1.00	0.02	(0.02)	1.00	2.26	(d)	833,033	0.68	(c)	4.40	(c)	0.72	(c)	4.36	(c)

For the Years Ended December 31,

2000-FST Shares	1.00	0.06	(0.06)	1.00	6.31		1,859,266	0.18		6.14		0.23		6.09
2000-FST Select Shares (commenced January 31)	1.00	0.06	(0.06)	1.00	5.84	(d)	11,247	0.21	(c)	6.30	(c)	0.26	(c)	6.25	(c)
2000-FST Preferred Shares	1.00	0.06	(0.06)	1.00	6.21		361,111	0.28		6.19		0.33		6.14
2000-FST Administration Shares	1.00	0.06	(0.06)	1.00	6.05		595,037	0.43		5.93		0.48		5.88
2000-FST Service Shares	1.00	0.06	(0.06)	1.00	5.79		273,355	0.68		5.60		0.73		5.55

1999-FST Shares	1.00	0.05	(0.05)	1.00	5.03		2,260,275	0.18		4.91		0.22		4.87
1999-FST Preferred Shares	1.00	0.05	(0.05)	1.00	4.93		181,155	0.28		4.81		0.32		4.77
1999-FST Administration Shares	1.00	0.05	(0.05)	1.00	4.77		519,266	0.43		4.67		0.47		4.63
1999-FST Service Shares	1.00	0.04	(0.04)	1.00	4.51		435,192	0.68		4.35		0.72		4.31

1998-FST Shares	1.00	0.05	(0.05)	1.00	5.46		1,563,875	0.18		5.32		0.23		5.27
1998-FST Preferred Shares	1.00	0.05	(0.05)	1.00	5.36		245,628	0.28		5.15		0.33		5.10
1998-FST Administration Shares	1.00	0.05	(0.05)	1.00	5.20		407,363	0.43		5.06		0.48		5.01
1998-FST Service Shares	1.00	0.05	(0.05)	1.00	4.94		699,481	0.68		4.83		0.73		4.78

1997-FST Shares	1.00	0.05	(0.05)	1.00	5.54		1,478,539	0.18		5.41		0.24		5.35
1997-FST Preferred Shares	1.00	0.05	(0.05)	1.00	5.43		7,147	0.23		5.34		0.34		5.28
1997-FST Administration Shares	1.00	0.05	(0.05)	1.00	5.28		299,804	0.43		5.15		0.49		5.09
1997-FST Service Shares	1.00	0.05	(0.05)	1.00	5.02		580,200	0.68		4.91		0.74		4.85

1996-FST Shares	1.00	0.05	(0.05)	1.00	5.38		858,769	0.18		5.25		0.24		5.19
1996-FST Preferred Shares (commenced May 1)	1.00	0.03	(0.03)	1.00	5.26	(c)	112	0.28	(c)	5.14	(c)	0.34	(c)	5.08	(c)
1996-FST Administration Shares	1.00	0.05	(0.05)	1.00	5.12		145,108	0.43		5.01		0.49		4.95
1996-FST Service Shares	1.00	0.05	(0.05)	1.00	4.86		223,554	0.68		4.74		0.74		4.68

(a)	Calculated based on the average shares outstanding methodology.
(b)
Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)	Annualized.
(d)	Not annualized.

The accompanying notes are an integral part of these financial statements

Goldman Sachs Trust—Financial Square Funds

Financial Highlights    (continued)
Selected Data for a Share Outstanding Throughout Each Period
Federal Fund

												Ratios assuming no expense reductions

	Net asset value, beginning of period	Net investment income(a)	Distributions to shareholders	Net asset value, end of period	Total return(b)		Net assets, end of period (in 000’s)	Ratio of net expenses to average net assets		Ratio of net investment income to average net assets		Ratio of expenses to average net assets		Ratio of net investment income to average net assets

For the Six Months Ended June 30, (Unaudited)

2001-FST Shares	$1.00	$0.02	$(0.02)	$1.00	2.50	%(d)	$11,274,034	0.20	%(c)	4.98	%(c)	0.22	%(c)	4.96	%(c)
2001-FST Select Shares	1.00	0.02	(0.02)	1.00	2.49	(d)	50,001	0.23	(c)	4.71	(c)	0.25	(c)	4.69	(c)
2001-FST Preferred Shares	1.00	0.02	(0.02)	1.00	2.45	(d)	159,982	0.30	(c)	4.69	(c)	0.32	(c)	4.67	(c)
2001-FST Administration Shares	1.00	0.02	(0.02)	1.00	2.38	(d)	880,643	0.45	(c)	4.77	(c)	0.47	(c)	4.75	(c)
2001-FST Service Shares	1.00	0.02	(0.02)	1.00	2.25	(d)	695,552	0.70	(c)	4.52	(c)	0.72	(c)	4.50	(c)

For the Years Ended December 31,

2000-FST Shares	1.00	0.06	(0.06)	1.00	6.26		8,296,788	0.20		6.16		0.23		6.13
2000-FST Select Shares (commenced January 31)	1.00	0.06	(0.06)	1.00	5.77	(d)	1	0.23	(c)	6.16	(c)	0.24	(c)	6.13	(c)
2000-FST Preferred Shares	1.00	0.06	(0.06)	1.00	6.16		145,000	0.30		5.93		0.32		5.90
2000-FST Administration Shares	1.00	0.06	(0.06)	1.00	6.00		1,024,184	0.45		5.89		0.48		5.86
2000-FST Service Shares	1.00	0.06	(0.06)	1.00	5.74		899,691	0.70		5.61		0.73		5.58

1999-FST Shares	1.00	0.05	(0.05)	1.00	5.05		4,206,119	0.18		4.96		0.23		4.91
1999-FST Preferred Shares	1.00	0.05	(0.05)	1.00	4.94		186,590	0.28		5.05		0.33		5.00
1999-FST Administration Shares	1.00	0.05	(0.05)	1.00	4.79		789,529	0.43		4.71		0.48		4.66
1999-FST Service Shares	1.00	0.04	(0.04)	1.00	4.53		478,635	0.68		4.46		0.73		4.41

1998-FST Shares	1.00	0.05	(0.05)	1.00	5.41		2,346,254	0.18		5.24		0.24		5.18
1998-FST Preferred Shares	1.00	0.05	(0.05)	1.00	5.31		26,724	0.28		5.20		0.34		5.14
1998-FST Administration Shares	1.00	0.05	(0.05)	1.00	5.15		690,084	0.43		5.02		0.49		4.96
1998-FST Service Shares	1.00	0.05	(0.05)	1.00	4.89		321,124	0.68		4.78		0.74		4.72

For the Period Ended December 31,

1997-FST Shares (commenced February 28)	1.00	0.05	(0.05)	1.00	5.51	(c)	1,125,681	0.18	(c)	5.39	(c)	0.27	(c)	5.30	(c)
1997-FST Preferred Shares (commenced May 30)	1.00	0.03	(0.03)	1.00	5.43	(c)	194,375	0.28	(c)	5.26	(c)	0.37	(c)	5.17	(c)
1997-FST Administration Shares (commenced April 1)	1.00	0.04	(0.04)	1.00	5.27	(c)	625,334	0.43	(c)	5.15	(c)	0.52	(c)	5.06	(c)
1997-FST Service Shares (commenced March 25)	1.00	0.04	(0.04)	1.00	5.00	(c)	228,447	0.68	(c)	4.78	(c)	0.77	(c)	4.69	(c)

(a)	Calculated based on the average shares outstanding methodology.
(b)
Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)	Annualized.
(d)	Not annualized.

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust—Financial Square Funds

Financial Highlights    (continued)
Selected Data for a Share Outstanding Throughout Each Period
Tax-Free Money Market Fund

												Ratios assuming no expense reductions

	Net asset value, beginning of period	Net investment income(a)	Distributions to shareholders	Net asset value, end of period	Total return(b)		Net assets, end of period (in 000’s)	Ratio of net expenses to average net assets		Ratio of net investment income to average net assets		Ratio of expenses to average net assets		Ratio of net investment income to average net assets

For the Six Months Ended June 30, (Unaudited)
2001-FST Shares	$1.00	$0.02	$(0.02)	$1.00	1.59	%(d)	$2,896,728	0.18	%(c)	3.18	%(c)	0.22	%(c)	3.14	%(c)
2001-FST Select Shares	1.00	0.02	(0.02)	1.00	1.57	(d)	1	0.21	(c)	3.38	(c)	0.25	(c)	3.34	(c)
2001-FST Preferred Shares	1.00	0.02	(0.02)	1.00	1.54	(d)	9,464	0.28	(c)	3.05	(c)	0.32	(c)	3.01	(c)
2001-FST Administration Shares	1.00	0.01	(0.01)	1.00	1.46	(d)	108,453	0.43	(c)	2.93	(c)	0.47	(c)	2.89	(c)
2001-FST Service Shares	1.00	0.01	(0.01)	1.00	1.34	(d)	79,377	0.68	(c)	2.68	(c)	0.72	(c)	2.64	(c)

For the Years Ended December 31
2000-FST Shares	1.00	0.04	(0.04)	1.00	3.95		2,693,098	0.18		3.93		0.23		3.88
2000-FST Select Shares (commenced January 31)	1.00	0.04	(0.04)	1.00	3.66	(d)	1	0.21	(c)	3.97	(c)	0.26	(c)	3.92	(c)
2000-FST Preferred Shares	1.00	0.04	(0.04)	1.00	3.85		18,568	0.28		3.81		0.33		3.76
2000-FST Administration Shares	1.00	0.04	(0.04)	1.00	3.69		108,335	0.43		3.66		0.48		3.61
2000-FST Service Shares	1.00	0.03	(0.03)	1.00	3.43		71,614	0.68		3.46		0.73		3.41

1999-FST Shares	1.00	0.03	(0.03)	1.00	3.13		1,775,327	0.18		3.12		0.22		3.08
1999-FST Preferred Shares	1.00	0.03	(0.03)	1.00	3.03		31,359	0.28		2.99		0.32		2.95
1999-FST Administration Shares	1.00	0.03	(0.03)	1.00	2.88		127,967	0.43		2.81		0.47		2.77
1999-FST Service Shares	1.00	0.03	(0.03)	1.00	2.62		69,465	0.68		2.61		0.72		2.57

1998-FST Shares	1.00	0.03	(0.03)	1.00	3.34		1,456,002	0.18		3.28		0.23		3.23
1998-FST Preferred Shares	1.00	0.03	(0.03)	1.00	3.24		20,882	0.28		3.17		0.33		3.12
1998-FST Administration Shares	1.00	0.03	(0.03)	1.00	3.08		146,800	0.43		3.04		0.48		2.99
1998-FST Service Shares	1.00	0.03	(0.03)	1.00	2.83		50,990	0.68		2.77		0.73		2.72

1997-FST Shares	1.00	0.04	(0.04)	1.00	3.54		939,407	0.18		3.50		0.24		3.44
1997-FST Preferred Shares	1.00	0.03	(0.03)	1.00	3.43		35,152	0.28		3.39		0.34		3.33
1997-FST Administration Shares	1.00	0.03	(0.03)	1.00	3.28		103,049	0.43		3.27		0.49		3.21
1997-FST Service Shares	1.00	0.03	(0.03)	1.00	3.02		42,578	0.68		3.01		0.74		2.95

1996-FST Shares	1.00	0.03	(0.03)	1.00	3.39		440,838	0.18		3.35		0.23		3.30
1996-FST Preferred Shares (commenced May 1)	1.00	0.02	(0.02)	1.00	3.30	(c)	28,731	0.28	(c)	3.26	(c)	0.33	(c)	3.21	(c)
1996-FST Administration Shares	1.00	0.03	(0.03)	1.00	3.13		51,661	0.43		3.10		0.48		3.05
1996-FST Service Shares	1.00	0.03	(0.03)	1.00	2.88		19,855	0.68		2.85		0.73		2.80

(a)	Calculated based on the average shares outstanding methodology.
(b)
Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)	Annualized.
(d)	Not annualized.

The accompanying notes are an integral part of these financial statements.

This Semiannual Report is authorized for distribution to prospective investors only when preceded or accompanied by a Goldman Sachs Trust Financial Square Funds’ Prospectus, which contains facts concerning each Fund’s objectives and policies, management, expenses and other information.

TRUSTEES
Ashok N. Bakhru, Chairman
David B. Ford
Douglas C. Grip
Patrick T. Harker
John P. McNulty
Mary P. McPherson
Alan A. Shuch
William H. Springer
Richard P. Strubel

OFFICERS
Douglas C. Grip, President
Jesse H. Cole, Vice President
James A. Fitzpatrick, Vice President
John M. Perlowski, Treasurer
Peter W. Fortner, Assistant Treasurer
Philip V. Giuca, Jr., Assistant Treasurer
Howard B. Surloff, Secretary
Amy E. Belanger, Assistant Secretary
Kaysie P. Uniacke, Assistant Secretary
Valerie A. Zondorak, Assistant Secretary

GOLDMAN, SACHS & CO.
Distributor and Transfer Agent

GOLDMAN SACHS ASSET MANAGEMENT
Investment Adviser

Goldman Sachs Funds
32 Old Slip
New York, NY 10005
FSQ/SAR 6/01